UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 through June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

June 30, 2021

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

LETTER TO SHAREHOLDERS

August 4, 2021 (Unaudited)

Dear Shareholders,

The rally in equity markets that began in the second half of last year accelerated in 2021 on the back of mass vaccinations against COVID-19, federal relief and recovery efforts and a surge in both corporate profits and consumer spending. As a result, we find ourselves in a different environment than we inhabited a year ago.

“Amid opportunities and challenges both new and old, J.P. Morgan Asset Management will seek to continue to provide investors with innovative strategies and solutions to build durable portfolios that are bolstered by our extensive experience in risk management.”

— Andrea L. Lisher

U.S. equity markets turned in a particularly remarkable performance over the twelve months ended June 30, 2021. The S&P 500 posted a total return of 40.79%; the Russell 1000 returned 43.07%; the Russell Mid Cap Index returned 49.80% and the Russell Small Cap Index returned 62.03%. The lesson for investors, we believe, is clear: Those who were consistently and fully invested in the second half of 2020 through the first half of 2021 stood to benefit greatly from the superlative performance in global equity markets.

The rollout of mass vaccinations and the partial reopening of economies at all scales have fueled job growth, consumer spending and rising corporate profits. However, the pandemic remains a global threat and the Delta variant of COVID-19 has driven a resurgence in infections across the U.S. and elsewhere. At the same time, a rush of economic activity has driven prices higher for a range of products and commodities and raised investor concerns about the timing of any potential response to rising inflation by the U.S. Federal Reserve. While the central bank has acknowledged stronger-than-expected inflationary data, it has also maintained its stance that upward pressure on consumer prices is likely to be a temporary effect of the economic recovery.

Amid opportunities and challenges both new and old, J.P. Morgan Asset Management will seek to continue to provide investors with innovative strategies and solutions to build durable portfolios that are bolstered by our extensive experience in risk management. We seek to maintain our focus on the needs of our clients and shareholders with the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited)

Overall, U.S. and emerging markets equity led a remarkable global rally in stocks on the back of massive central bank interventions, unprecedented fiscal spending and the rollout of multiple vaccines against COVID-19 and its variants. The initial reopening of the U.S. economy in 2021 fueled a surge in corporate profits, consumer spending and business investment.

Leading U.S. equity indexes rose in July and August 2020, punctuated by five consecutive record high closings for the S&P 500 Index in late August — a stretch not seen since 2017. While the spread of COVID-19 accelerated in the U.S., multiple candidate vaccines were being developed around the world and the number of hospitalizations at the end of the summer was relatively small compared with what was to come at the end of the year.

Equity prices across the globe largely declined over September and October 2020. Re-closings across Asia and Europe in response to the pandemic dented investor optimism. The inability of the U.S. Congress to adopt further spending for pandemic relief put acute pressure on the S&P 500 Index in the final week of October.

U.S. equity prices began to rebound in November and by mid-month the S&P 500 Index reached a closing high and crossed 3,600 points for the first time amid the U.S. Food and Drug Administration’s approval of the first COVID-19 vaccines. November and December saw broad gains in global equity, partly driven by continued investor demand for U.S. large cap stocks, particularly in the technology sector. Notably, emerging markets equity surged ahead of developed markets in December as China, Taiwan and other emerging market nations appeared to have greater success in containing the pandemic.

While the global rally in equity markets appeared to take a pause in January 2021, equity prices surged higher from February through June 2021. In the U.S., the successful if uneven distribution of vaccines combined with a $1.9 trillion U.S. fiscal relief and recovery package — and the prospect of additional federal government spending — helped push leading equity indexes higher in the first half of 2021. Corporate earnings and cash flows reached record highs in the first quarter of 2021. Robust growth in consumer spending, business investments and manufacturing data added further fuel to the rally in U.S. equity markets.

In May, historically high valuations for U.S. equity fueled investor demand for higher returns elsewhere in both developed and emerging markets. However, the uneven distribution of vaccines, continued spread of COVID-19 and its variants, and disparities in the re-openings of national economies weighed on select equity markets in June.

Within U.S. equity markets, the S&P 500 Index returned 40.79%; the Russell 1000 Index returned 43.07%; the Russell Mid Cap Index returned 49.80% and the Russell 2000 Index returned 62.03% for the twelve months ended June 30, 2021.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMorgan Growth Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	47.55%
Russell 3000 Growth Index	42.99%

Net Assets as of 6/30/2021 (In Thousands)	$14,778,837

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, outperformed the Russell 3000 Growth Index (the “Benchmark”) for the twelve months ended June 30, 2021. The Fund’s security selection in the information technology sector and its security selection and overweight position in the consumer discretionary sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the communication services and health care sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Tesla Inc., Generac Holdings Inc. and Enphase Energy Inc. Shares of Tesla, a producer of electric vehicles and energy storage systems, rose after the company was included in the S&P 500 Index. Shares of Generac Holdings, a manufacturer of power generators, rose amid increased consumer demand for residential back-up electricity generators. Shares of Enphase Energy, a provider of solar energy systems and services, rose amid better-than-expected earnings and investor expectations for increased U.S. spending on renewable energy.

Leading individual detractors from relative performance included the Funds out-of-Benchmark position in Discovery Inc. and its overweight positions in Regeneron Pharmaceuticals Inc. and Array Technologies Inc. Shares of Discovery, an entertainment and media company, fell sharply in March 2021 following the collapse of Archegos Capital Management, which held large leveraged positions in Discovery shares. Shares of Regeneron Pharmaceuticals, a drug development company, fell as the U.S. approval of multiple vaccines against COVID-19 reduced demand for alternative therapies for the virus. Shares of Array Technologies, a solar energy equipment maker, fell after the company reported lower-than-expected earnings for the first quarter of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF JUNE 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	6.2%
2.	Microsoft Corp.	6.2
3.	Alphabet, Inc., Class C	5.2
4.	Amazon.com, Inc.	5.1
5.	Facebook, Inc., Class A	2.7
6.	NVIDIA Corp.	2.3
7.	Mastercard, Inc., Class A	2.2
8.	PayPal Holdings, Inc.	1.9
9.	Tesla, Inc.	1.8
10.	Home Depot, Inc. (The)	1.7

PORTFOLIO COMPOSITION BY SECTOR AS OF JUNE 30, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	34.6%
Consumer Discretionary	16.7
Health Care	13.1
Communication Services	12.4
Industrials	12.1
Financials	6.3
Consumer Staples	2.0
Materials	0.7
Short-Term Investments	2.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge*		39.81%	25.22%	18.45%
Without Sales Charge		47.55	26.58	19.08
CLASS C SHARES	May 1, 2006
With CDSC**		45.80	25.94	18.62
Without CDSC		46.80	25.94	18.62
CLASS I SHARES	May 1, 2006	47.95	26.89	19.35
CLASS R2 SHARES	July 31, 2017	47.18	26.25	18.78
CLASS R3 SHARES	May 31, 2017	47.60	26.59	19.09
CLASS R4 SHARES	May 31, 2017	47.91	26.89	19.38
CLASS R5 SHARES	January 8, 2009	48.16	27.07	19.55
CLASS R6 SHARES	December 23, 2013	48.28	27.20	19.64

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/11 TO 6/30/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses to Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund and the Russell 3000 Growth Index from June 30, 2011 to June 30, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	47.64%
Russell Midcap Index	49.80%

Net Assets as of 6/30/2021 (In Thousands)	$2,825,542

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the twelve months ended June 30, 2021. The Fund’s security selection in the health care sector and its security selection and underweight position in the materials sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the information technology and industrials sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight allocations to Moderna Inc. and Ford Motor Co. and its overweight position in Splunk Inc. Shares of Moderna, a biopharmaceuticals maker not held in the Fund, rose on demand for the company’s vaccine against COVID-19 and the potential for the vaccine’s mRNA technology to be applied to other illnesses. Shares of Ford Motor, an automaker not held in the Fund, rose amid increased demand for autos and expectations that the company’s electric car business could benefit from federal stimulus spending. Shares of Splunk, a data analysis software developer, fell after the company reported several quarters of lower-than-expected results.

Leading individual contributors to relative performance included the Fund’s overweight positions in Generac Holdings Inc., Enphase Energy Inc. and Diamondback Energy Inc. Shares of Generac Holdings, a manufacturer of power generators, rose amid increased consumer demand for residential back-up electricity generators. Shares of Enphase Energy, a provider of solar energy systems and services, rose amid better-than-expected earnings and investor expectations for increased U.S. spending on renewable energy. Shares of Diamondback Energy, an oil and gas extraction company, rose amid a strong rebound in energy demand in the first half of 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF JUNE 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Fortune Brands Home & Security, Inc.	1.2%
2.	Roku, Inc.	1.0
3.	ITT, Inc.	1.0
4.	Ameriprise Financial, Inc.	0.9
5.	Discover Financial Services	0.9
6.	AMETEK, Inc.	0.9
7.	Motorola Solutions, Inc.	0.9
8.	Generac Holdings, Inc.	0.9
9.	Huntington Bancshares, Inc.	0.9
10.	Liberty Broadband Corp., Class C	0.9

PORTFOLIO COMPOSITION BY SECTOR AS OF JUNE 30, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	17.2%
Industrials	15.4
Financials	15.0
Health Care	12.4
Consumer Discretionary	11.9
Communication Services	6.0
Real Estate	5.6
Utilities	4.1
Materials	3.1
Consumer Staples	2.6
Energy	2.4
Short-Term Investments	4.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge*		39.54%	15.49%	13.07%
Without Sales Charge		47.28	16.74	13.68
CLASS C SHARES	November 2, 2009
With CDSC**		45.53	16.16	13.22
Without CDSC		46.53	16.16	13.22
CLASS I SHARES	January 1, 1997	47.64	17.06	14.04
CLASS R2 SHARES	March 14, 2014	46.94	16.45	13.48
CLASS R5 SHARES	March 14, 2014	47.89	17.22	14.14
CLASS R6 SHARES	March 14, 2014	48.03	17.32	14.21

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/11 TO 6/30/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund and the Russell Midcap Index from June 30, 2011 to June 30, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	43.99%
Russell Midcap Growth Index	43.77%

Net Assets as of 6/30/2021 (In Thousands)	$9,072,764

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the Russell Midcap Growth Index (the “Benchmark”) for the twelve months ended June 30, 2021. The Fund’s security selection in the information technology sector and industrials sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the health care and communication services sectors was a leading detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Generac Holdings Inc., Enphase Energy Inc. and CrowdStrike Holdings Inc. Shares of Generac Holdings, a manufacturer of power generators, rose amid increased consumer demand for residential back-up electricity generators. Shares of Enphase Energy, a provider of solar energy systems and services, rose amid better-than-expected earnings and investor expectations for increased U.S. spending on renewable energy. Shares of CrowdStrike, a cybersecurity provider, rose amid increased commercial demand for its services in the wake of several high-profile “ransomware” attacks during the period.

Leading individual detractors from relative performance included the Fund’s underweight positions in Moderna Inc. and Align Technology Inc., and its out-of-Benchmark position in Discovery Inc. Shares of Moderna, a biopharmaceuticals maker not held in the Fund, rose on demand for the company’s vaccine against COVID-19 and the potential for the vaccine’s mRNA technology to be applied to other illnesses. Shares of Align Technologies, a manufacturer of orthodontics and dentistry products, rose amid continued growth in sales of its Invisalign product. Shares of Discovery, an entertainment and media company, fell sharply in March 2021 following the collapse of Archegos Capital Management, which held large leveraged positions in Discovery shares.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF JUNE 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Roku, Inc.	2.3%
2.	Generac Holdings, Inc.	1.9
3.	Dexcom, Inc.	1.9
4.	Trane Technologies plc	1.6
5.	Match Group, Inc.	1.6
6.	HubSpot, Inc.	1.6
7.	Agilent Technologies, Inc.	1.5
8.	Zebra Technologies Corp., Class A	1.4
9.	Crowdstrike Holdings, Inc., Class A	1.3
10.	Entegris, Inc.	1.3

PORTFOLIO COMPOSITION BY SECTOR AS OF JUNE 30, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	27.8%
Health Care	19.3
Industrials	17.7
Consumer Discretionary	12.9
Communication Services	8.2
Financials	6.9
Consumer Staples	1.0
Others (each less than 1.0%)	1.3
Short-Term Investments	4.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		36.02%	21.71%	15.30%
Without Sales Charge		43.56	23.03	15.92
CLASS C SHARES	November 4, 1997
With CDSC**		41.84	22.41	15.46
Without CDSC		42.84	22.41	15.46
CLASS I SHARES	March 2, 1989	43.99	23.42	16.28
CLASS R2 SHARES	June 19, 2009	43.21	22.75	15.70
CLASS R3 SHARES	September 9, 2016	43.57	23.04	15.92
CLASS R4 SHARES	September 9, 2016	43.89	23.34	16.21
CLASS R5 SHARES	November 1, 2011	44.22	23.59	16.44
CLASS R6 SHARES	November 1, 2011	44.28	23.65	16.50

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/11 TO 6/30/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R3, Class R4, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund and the Russell Midcap Growth Index from June 30, 2011 to June 30, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	51.76%
Russell Midcap Value Index	53.06%

Net Assets as of 6/30/2021 (In Thousands)	$17,050,637

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the twelve months ended June 30, 2021. The Fund’s security selection in the materials and utilities sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the information technology and real estate sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Freeport-McMoRan Inc. and its overweight positions in AutoZone Inc. and Silgan Holdings Inc. Shares of Freeport-McMoRan, a mining company, rose amid accelerating global demand for copper and other raw materials. Shares of AutoZone, an automotive parts retailer, fell after the company reported lower-than-expected sales for its fiscal first quarter. Shares of Silgan Holdings, a consumer goods packaging manufacturer, underperformed amid investor expectations that demand for its products would not increase significantly with the reopening of the economy.

Leading individual contributors to relative performance included the Fund’s overweight positions in Diamondback Energy Inc., Discovery Inc. and Gap Inc. Shares of Diamondback Energy, an oil and gas extraction company, rose amid a strong rebound in energy prices in the first half of 2021. Shares of Discovery, an entertainment and media company, rose ahead of a sharp selloff in March 2021 caused by the collapse of Archegos Capital Management, which held large leveraged positions in Discovery shares. Shares of Gap, a retail apparel chain, rose after the company reported better-than-expected earnings and sales for the first quarter of 2021, and raise its earnings forecast for 2021.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF JUNE 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Ameriprise Financial, Inc.	1.8%
2.	Huntington Bancshares, Inc.	1.6
3.	Liberty Broadband Corp., Class C	1.6
4.	Motorola Solutions, Inc.	1.6
5.	Fifth Third Bancorp	1.5
6.	Xcel Energy, Inc.	1.5
7.	Loews Corp.	1.5
8.	Laboratory Corp. of America Holdings	1.5
9.	AutoZone, Inc.	1.5
10.	M&T Bank Corp.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF JUNE 30, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	22.2%
Industrials	13.8
Consumer Discretionary	11.3
Real Estate	10.6
Information Technology	8.4
Utilities	7.4
Health Care	6.8
Materials	5.2
Communication Services	4.2
Consumer Staples	4.0
Energy	4.0
Short-Term Investments	2.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge*		43.14%	9.12%	10.62%
Without Sales Charge		51.06	10.30	11.22
CLASS C SHARES	April 30, 2001
With CDSC**		49.27	9.74	10.76
Without CDSC		50.27	9.74	10.76
CLASS I SHARES	October 31, 2001	51.42	10.58	11.50
CLASS L SHARES	November 13, 1997	51.76	10.84	11.76
CLASS R2 SHARES	November 3, 2008	50.69	10.02	10.93
CLASS R3 SHARES	September 9, 2016	51.07	10.31	11.22
CLASS R4 SHARES	September 9, 2016	51.47	10.57	11.50
CLASS R5 SHARES	September 9, 2016	51.69	10.75	11.72
CLASS R6 SHARES	September 9, 2016	51.83	10.85	11.77

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/11 TO 6/30/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund and the Russell Midcap Value Index from June 30, 2011 to June 30, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMorgan Value Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	50.10%
Russell 3000 Value Index	45.40%

Net Assets as of 6/30/2021 (In Thousands)	$11,151,316

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell 3000 Value Index (the “Benchmark”) for the twelve months ended June 30, 2021. The Fund’s overweight position and security selection in the financials sector and its security selection and underweight position in the information technology sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the energy sector and its underweight position in the industrials sector were leading detractors to relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Capital One Financial Corp. and CommScope Holding Co., and its underweight position in Intel Corp. Shares of Capital One Financial, a banking and financial services company, rose amid improvement in its credit card business during the reporting period and general investor demand for financial sector stocks. Shares of CommScope Holding, a communications network provider, rose after the company unveiled plans to spin off its home networks business and then reported better-than-expected earnings for the first quarter of 2021. Shares of Intel, a semiconductor manufacturer, fell as competitive pressure reduced sales in the data center business and the company issued a lower-than-expected forecast for the second quarter of 2021.

Leading individual detractors from relative performance included the Fund’s overweight positions in Travelers Cos., Energizer Holdings Inc., and Autozone Inc. Shares of Travelers, a property and casualty insurer, fell late in the period amid investor concerns about losses from natural disasters in 2021. Shares of Energizer Holdings, a batteries and lighting manufacturer, fell late in the period following a runup in the stock price in the first quarter of 2021. Shares of AutoZone, an automotive parts retailer, fell after the company reported lower-than-expected sales for its fiscal first quarter.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF JUNE 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Bank of America Corp.	3.9%
2.	Berkshire Hathaway, Inc., Class B	2.5
3.	Capital One Financial Corp.	1.9
4.	Wells Fargo & Co.	1.8
5.	AbbVie, Inc.	1.8
6.	Verizon Communications, Inc.	1.7
7.	Bristol-Myers Squibb Co.	1.6
8.	Travelers Cos., Inc. (The)	1.6
9.	Loews Corp.	1.6
10.	AutoZone, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR AS OF JUNE 30, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	30.5%
Health Care	11.0
Consumer Discretionary	8.8
Real Estate	8.3
Industrials	8.0
Communication Services	6.6
Energy	6.1
Consumer Staples	5.3
Information Technology	4.9
Utilities	3.8
Materials	3.0
Short-Term Investments	3.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Value Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2021

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge*		41.60%	10.66%	10.74%
Without Sales Charge		49.47	11.87	11.34
CLASS C SHARES	February 28, 2005
With CDSC**		47.75	11.31	10.90
Without CDSC		48.75	11.31	10.90
CLASS I SHARES	February 28, 2005	49.86	12.15	11.62
CLASS L SHARES	February 28, 2005	50.10	12.34	11.86
CLASS R2 SHARES	July 31, 2017	49.10	11.58	11.06
CLASS R3 SHARES	September 9, 2016	49.46	11.86	11.34
CLASS R4 SHARES	September 9, 2016	49.86	12.15	11.62
CLASS R5 SHARES	September 9, 2016	50.12	12.33	11.85
CLASS R6 SHARES	September 9, 2016	50.23	12.43	11.90

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/11 TO 6/30/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund and the Russell 3000

Value Index from June 30, 2011 to June 30, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%

Airlines — 0.6%

Delta Air Lines, Inc. *	2,156	93,257

Automobiles — 1.9%

Tesla, Inc. *	403	274,001

Banks — 1.3%

First Republic Bank	627	117,262

Signature Bank	316	77,701

		194,963

Beverages — 0.6%

Constellation Brands, Inc., Class A	366	85,624

Biotechnology — 5.1%

Agios Pharmaceuticals, Inc. * (a)	828	45,644

Alnylam Pharmaceuticals, Inc. *	392	66,369

Amgen, Inc.	521	127,020

Biogen, Inc. *	291	100,728

Exact Sciences Corp. * (a)	740	92,037

Exelixis, Inc. *	3,092	56,339

Horizon Therapeutics plc *	1,016	95,103

Regeneron Pharmaceuticals, Inc. *	293	163,927

		747,167

Building Products — 2.2%

Fortune Brands Home & Security, Inc.	1,402	139,663

Trane Technologies plc	1,042	191,920

		331,583

Capital Markets — 4.0%

BlackRock, Inc.	142	123,821

Blackstone Group, Inc. (The), Class A	1,852	179,878

Charles Schwab Corp. (The)	2,458	178,968

S&P Global, Inc.	249	102,191

		584,858

Commercial Services & Supplies — 0.8%

Copart, Inc. *	887	116,894

Construction & Engineering — 0.8%

Quanta Services, Inc.	1,294	117,186

Consumer Finance — 0.5%

Discover Financial Services	569	67,248

Diversified Consumer Services — 0.5%

Bright Horizons Family Solutions, Inc. *	509	74,921

Electrical Equipment — 2.2%

AMETEK, Inc.	774	103,306

Generac Holdings, Inc. * (a)	525	217,757

		321,063

INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 1.9%

Keysight Technologies, Inc. *	867	133,934

Zebra Technologies Corp., Class A *	268	142,077

		276,011

Entertainment — 1.9%

Roku, Inc. *	422	193,877

Walt Disney Co. (The) *	518	91,025

		284,902

Food Products — 0.3%

Oatly Group AB, ADR *	2,076	50,785

Health Care Equipment & Supplies — 3.2%

Cooper Cos., Inc. (The)	245	97,038

Dexcom, Inc. *	385	164,518

Insulet Corp. *	197	53,949

Intuitive Surgical, Inc. *	166	152,426

		467,931

Health Care Providers & Services — 1.7%

McKesson Corp.	534	102,145

UnitedHealth Group, Inc.	385	154,078

		256,223

Hotels, Restaurants & Leisure — 3.1%

Airbnb, Inc., Class A *	248	38,042

Booking Holdings, Inc. *	60	130,463

DraftKings, Inc., Class A * (a)	1,971	102,833

Las Vegas Sands Corp. *	1,975	104,047

Royal Caribbean Cruises Ltd. * (a)	1,049	89,475

		464,860

Household Durables — 0.8%

Garmin Ltd.	817	118,154

Insurance — 0.7%

Progressive Corp. (The)	1,006	98,806

Interactive Media & Services — 10.2%

Alphabet, Inc., Class C *	312	783,113

Facebook, Inc., Class A *	1,184	411,645

Match Group, Inc. *	811	130,703

Snap, Inc., Class A *	1,446	98,561

Zillow Group, Inc., Class C * (a)	628	76,714

		1,500,736

Internet & Direct Marketing Retail — 5.2%

Amazon.com, Inc. *	223	768,728

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

IT Services — 6.1%

Global Payments, Inc.	845	158,544

Mastercard, Inc., Class A	895	326,886

MongoDB, Inc. *	252	91,136

PayPal Holdings, Inc. *	979	285,315

Snowflake, Inc., Class A *	183	44,165

		906,046

Life Sciences Tools & Services — 1.5%

Mettler-Toledo International, Inc. *	82	113,990

Thermo Fisher Scientific, Inc.	225	113,576

		227,566

Machinery — 2.8%

Deere & Co.	560	197,417

Ingersoll Rand, Inc. *	2,659	129,809

Stanley Black & Decker, Inc.	446	91,392

		418,618

Media — 0.5%

Discovery, Inc., Class C *	2,539	73,574

Metals & Mining — 0.7%

Freeport-McMoRan, Inc.	2,966	110,078

Personal Products — 1.1%

Estee Lauder Cos., Inc. (The), Class A	491	156,129

Pharmaceuticals — 1.8%

Catalent, Inc. *	993	107,364

Jazz Pharmaceuticals plc *	493	87,494

Royalty Pharma plc, Class A (a)	1,901	77,918

		272,776

Professional Services — 1.4%

Booz Allen Hamilton Holding Corp.	1,294	110,217

IHS Markit Ltd.	901	101,505

		211,722

Road & Rail — 1.4%

Old Dominion Freight Line, Inc.	443	112,417

Uber Technologies, Inc. *	1,813	90,848

		203,265

Semiconductors & Semiconductor Equipment — 9.8%

Advanced Micro Devices, Inc. * (a)	1,720	161,557

Cree, Inc. * (a)	790	77,378

Entegris, Inc.	1,194	146,819

Lam Research Corp.	342	222,496

Microchip Technology, Inc.	536	80,211

NVIDIA Corp.	430	344,065

INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued

QUALCOMM, Inc.	1,258	179,788

SolarEdge Technologies, Inc. *	503	138,924

Teradyne, Inc.	679	90,934

		1,442,172

Software — 11.1%

Confluent, Inc., Class A * (a)	585	27,795

Crowdstrike Holdings, Inc., Class A *	453	113,853

Five9, Inc. *	486	89,128

HubSpot, Inc. *	221	128,924

Microsoft Corp.	3,432	929,714

ServiceNow, Inc. *	211	115,994

Synopsys, Inc. *	405	111,568

UiPath, Inc., Class A *	527	35,818

Zscaler, Inc. *	402	86,787

		1,639,581

Specialty Retail — 3.7%

CarMax, Inc. *	808	104,345

Home Depot, Inc. (The)	822	262,039

National Vision Holdings, Inc. * (a)	1,203	61,501

Tractor Supply Co.	654	121,688

		549,573

Technology Hardware, Storage & Peripherals — 6.3%

Apple, Inc.	6,806	932,168

Textiles, Apparel & Luxury Goods — 1.7%

NIKE, Inc., Class B	1,658	256,184

Total Common Stocks (Cost $7,368,918)		14,695,353

Short-Term Investments — 2.1%

Investment Companies — 1.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $159,479)	159,430	159,510

Investment of Cash Collateral from Securities Loaned — 1.0%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	133,201	133,201

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued

Investment of Cash Collateral from Securities Loaned — continued

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	16,751	16,751

Total Investment of Cash Collateral from Securities Loaned (Cost $149,962)		149,952

Total Short-Term Investments (Cost $309,441)		309,462

Total Investments — 101.5% (Cost $7,678,359)		15,004,815
Liabilities in Excess of Other Assets — (1.5)%		(225,978)

NET ASSETS — 100.0%		14,778,837

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 is $151,682.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%

Aerospace & Defense — 0.2%

HEICO Corp., Class A	45	5,641

Airlines — 0.9%

Delta Air Lines, Inc. *	306	13,238

Frontier Group Holdings, Inc. *	306	5,206

Southwest Airlines Co. *	137	7,251

		25,695

Banks — 5.2%

Citizens Financial Group, Inc.	416	19,068

Fifth Third Bancorp	616	23,565

First Republic Bank	54	10,140

Huntington Bancshares, Inc.	1,746	24,910

M&T Bank Corp.	153	22,160

Regions Financial Corp.	903	18,218

Signature Bank	27	6,551

SVB Financial Group *	16	8,856

Zions Bancorp NA	202	10,655

		144,123

Beverages — 1.0%

Constellation Brands, Inc., Class A	92	21,596

Keurig Dr Pepper, Inc.	228	8,025

		29,621

Biotechnology — 2.4%

Agios Pharmaceuticals, Inc. * (a)	151	8,302

Alnylam Pharmaceuticals, Inc. *	68	11,481

Exact Sciences Corp. * (a)	100	12,429

Exelixis, Inc. *	323	5,878

Horizon Therapeutics plc *	156	14,608

Ionis Pharmaceuticals, Inc. *	64	2,537

Neurocrine Biosciences, Inc. *	67	6,540

Seagen, Inc. *	41	6,457

		68,232

Building Products — 2.3%

Fortune Brands Home & Security, Inc.	334	33,281

Trane Technologies plc	117	21,547

Trex Co., Inc. *	102	10,385

		65,213

Capital Markets — 5.2%

Affiliated Managers Group, Inc.	37	5,767

Ameriprise Financial, Inc.	109	27,222

Blackstone Group, Inc. (The), Class A	92	8,908

Charles Schwab Corp. (The)	143	10,375

Evercore, Inc., Class A	57	7,954

INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued

MarketAxess Holdings, Inc.	17	7,927

MSCI, Inc.	15	8,189

Northern Trust Corp.	160	18,510

Raymond James Financial, Inc.	145	18,898

State Street Corp.	146	12,004

T. Rowe Price Group, Inc.	96	19,076

		144,830

Chemicals — 0.9%

Celanese Corp.	88	13,270

Valvoline, Inc. (a)	368	11,932

		25,202

Commercial Services & Supplies — 0.7%

ACV Auctions, Inc., Class A *	96	2,454

Copart, Inc. *	125	16,517

		18,971

Communications Equipment — 1.2%

CommScope Holding Co., Inc. *	363	7,727

Motorola Solutions, Inc.	119	25,701

		33,428

Construction & Engineering — 0.4%

Quanta Services, Inc.	110	9,993

Construction Materials — 0.5%

Martin Marietta Materials, Inc.	43	15,194

Consumer Finance — 0.9%

Discover Financial Services	223	26,352

Containers & Packaging — 1.0%

Ball Corp.	34	2,726

Packaging Corp. of America	82	11,103

Silgan Holdings, Inc.	325	13,475

		27,304

Distributors — 0.9%

Genuine Parts Co.	72	9,128

LKQ Corp. *	333	16,379

		25,507

Diversified Consumer Services — 0.3%

Bright Horizons Family Solutions, Inc. *	52	7,664

Diversified Financial Services — 0.3%

Voya Financial, Inc.	121	7,458

Electric Utilities — 1.9%

Edison International	237	13,689

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Electric Utilities — continued

Entergy Corp.	168	16,722

Xcel Energy, Inc.	353	23,236

		53,647

Electrical Equipment — 3.2%

Acuity Brands, Inc.	104	19,463

AMETEK, Inc.	196	26,129

Generac Holdings, Inc. *	60	24,921

Hubbell, Inc.	114	21,297

		91,810

Electronic Equipment, Instruments & Components — 3.9%

Amphenol Corp., Class A	260	17,765

CDW Corp.	68	11,905

Itron, Inc. * (a)	76	7,608

Keysight Technologies, Inc. *	131	20,184

Littelfuse, Inc.	36	9,198

SYNNEX Corp.	165	20,062

Trimble, Inc. *	79	6,456

Zebra Technologies Corp., Class A *	34	18,180

		111,358

Entertainment — 2.1%

Roku, Inc. *	65	29,943

Spotify Technology SA * (a)	46	12,577

Take-Two Interactive Software, Inc. *	46	8,175

Zynga, Inc., Class A *	717	7,626

		58,321

Equity Real Estate Investment Trusts (REITs) — 5.2%

American Homes 4 Rent, Class A	346	13,426

AvalonBay Communities, Inc.	59	12,410

Boston Properties, Inc.	114	13,106

Brixmor Property Group, Inc.	396	9,075

Essex Property Trust, Inc. (a)	28	8,367

Federal Realty Investment Trust	57	6,735

JBG SMITH Properties	180	5,673

Kimco Realty Corp.	476	9,924

Mid-America Apartment Communities, Inc.	41	6,912

Rayonier, Inc. (a)	366	13,155

Regency Centers Corp.	110	7,018

Rexford Industrial Realty, Inc.	90	5,147

Sun Communities, Inc.	40	6,786

Ventas, Inc.	114	6,508

Weyerhaeuser Co.	392	13,488

WP Carey, Inc.	102	7,623

		145,353

INVESTMENTS	SHARES (000)	VALUE ($000)

Food & Staples Retailing — 0.7%

Kroger Co. (The)	257	9,863

US Foods Holding Corp. *	273	10,481

		20,344

Food Products — 0.6%

Oatly Group AB, ADR * (a)	176	4,305

Post Holdings, Inc. *	123	13,326

		17,631

Gas Utilities — 0.6%

National Fuel Gas Co.	342	17,880

Health Care Equipment & Supplies — 2.9%

Align Technology, Inc. *	11	6,599

Cooper Cos., Inc. (The)	27	10,521

Dexcom, Inc. *	58	24,663

Insulet Corp. *	41	11,181

ResMed, Inc.	33	8,170

Zimmer Biomet Holdings, Inc.	129	20,786

		81,920

Health Care Providers & Services — 4.3%

Acadia Healthcare Co., Inc. *	108	6,803

Amedisys, Inc. *	32	7,911

AmerisourceBergen Corp.	144	16,532

Centene Corp. *	136	9,911

Cigna Corp.	48	11,450

Henry Schein, Inc. *	165	12,268

Humana, Inc.	13	5,781

Laboratory Corp. of America Holdings *	84	23,154

McKesson Corp.	55	10,595

Universal Health Services, Inc., Class B	122	17,851

		122,256

Health Care Technology — 0.3%

Teladoc Health, Inc. * (a)	59	9,785

Hotels, Restaurants & Leisure — 2.5%

Airbnb, Inc., Class A *	21	3,236

Aramark	195	7,256

Booking Holdings, Inc. *	3	6,127

Chipotle Mexican Grill, Inc. *	6	9,988

Darden Restaurants, Inc.	51	7,425

DraftKings, Inc., Class A * (a)	224	11,701

Expedia Group, Inc. *	46	7,592

Las Vegas Sands Corp. *	166	8,731

Royal Caribbean Cruises Ltd. *	92	7,829

		69,885

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Household Durables — 1.8%

Garmin Ltd.	59	8,564

Helen of Troy Ltd. * (a)	45	10,357

Mohawk Industries, Inc. *	66	12,768

Newell Brands, Inc.	711	19,530

		51,219

Household Products — 0.3%

Energizer Holdings, Inc.	185	7,951

Industrial Conglomerates — 0.7%

Carlisle Cos., Inc.	110	20,974

Insurance — 3.7%

Alleghany Corp. *	12	8,154

Arch Capital Group Ltd. *	160	6,216

Hartford Financial Services Group, Inc. (The)	224	13,873

Lincoln National Corp.	180	11,325

Loews Corp.	425	23,207

Marsh & McLennan Cos., Inc.	56	7,913

Progressive Corp. (The)	165	16,163

RenaissanceRe Holdings Ltd. (Bermuda)	41	6,078

WR Berkley Corp.	146	10,882

		103,811

Interactive Media & Services — 2.2%

Bumble, Inc., Class A * (a)	100	5,787

InterActiveCorp. *	70	10,805

Match Group, Inc. *	128	20,707

Pinterest, Inc., Class A *	160	12,600

Zillow Group, Inc., Class C *	97	11,806

		61,705

Internet & Direct Marketing Retail — 0.2%

Chewy, Inc., Class A * (a)	79	6,321

IT Services — 1.5%

Affirm Holdings, Inc. * (a)	52	3,500

Global Payments, Inc.	66	12,434

MongoDB, Inc. *	31	11,026

Okta, Inc. *	48	11,798

Snowflake, Inc., Class A *	15	3,616

		42,374

Leisure Products — 0.2%

Brunswick Corp.	69	6,874

Life Sciences Tools & Services — 1.5%

Agilent Technologies, Inc.	130	19,215

Maravai LifeSciences Holdings, Inc., Class A *	217	9,053

INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — continued

Mettler-Toledo International, Inc. *	11	14,546

		42,814

Machinery — 4.4%

IDEX Corp.	70	15,418

Ingersoll Rand, Inc. *	235	11,481

ITT, Inc.	309	28,317

Lincoln Electric Holdings, Inc.	133	17,540

Middleby Corp. (The) *	86	14,814

Snap-on, Inc.	62	13,904

Stanley Black & Decker, Inc.	40	8,207

Timken Co. (The)	167	13,446

		123,127

Media — 1.8%

Discovery, Inc., Class C * (a)	215	6,242

Liberty Broadband Corp., Class C *	143	24,806

Liberty Media Corp.-Liberty SiriusXM, Class C *	447	20,748

		51,796

Metals & Mining — 0.8%

Freeport-McMoRan, Inc.	603	22,395

Multiline Retail — 0.4%

Kohl’s Corp.	206	11,326

Multi-Utilities — 1.6%

CMS Energy Corp.	310	18,302

Sempra Energy	65	8,560

WEC Energy Group, Inc.	210	18,668

		45,530

Oil, Gas & Consumable Fuels — 2.4%

Cabot Oil & Gas Corp. (a)	907	15,830

Diamondback Energy, Inc.	233	21,912

EOG Resources, Inc.	88	7,359

EQT Corp. *	360	8,023

Williams Cos., Inc. (The)	598	15,864

		68,988

Pharmaceuticals — 1.1%

Catalent, Inc. *	82	8,861

Jazz Pharmaceuticals plc *	90	16,075

Royalty Pharma plc, Class A	156	6,407

		31,343

Professional Services — 1.9%

Booz Allen Hamilton Holding Corp.	143	12,210

CoStar Group, Inc. *	55	4,552

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Professional Services — continued

Equifax, Inc.	60	14,275

IHS Markit Ltd.	97	10,912

Leidos Holdings, Inc.	129	12,994

		54,943

Real Estate Management & Development — 0.6%

CBRE Group, Inc., Class A *	205	17,573

Road & Rail — 1.0%

Lyft, Inc., Class A *	195	11,783

Old Dominion Freight Line, Inc.	61	15,484

		27,267

Semiconductors & Semiconductor Equipment — 4.4%

Advanced Micro Devices, Inc. *	97	9,136

Analog Devices, Inc.	104	17,913

Cree, Inc. * (a)	67	6,532

Entegris, Inc.	142	17,511

Lam Research Corp.	22	14,088

Marvell Technology, Inc.	151	8,819

Microchip Technology, Inc.	93	13,868

SolarEdge Technologies, Inc. *	51	14,040

Teradyne, Inc.	116	15,593

Xilinx, Inc.	53	7,623

		125,123

Software — 6.5%

Avalara, Inc. *	43	6,990

Bill.Com Holdings, Inc. * (a)	34	6,191

Cadence Design Systems, Inc. *	108	14,722

Confluent, Inc., Class A * (a)	50	2,384

Coupa Software, Inc. *	32	8,335

Crowdstrike Holdings, Inc., Class A *	70	17,646

DocuSign, Inc. *	52	14,538

Five9, Inc. *	72	13,149

HubSpot, Inc. *	35	20,513

NortonLifeLock, Inc.	684	18,615

RingCentral, Inc., Class A *	40	11,562

Synopsys, Inc. *	68	18,634

Trade Desk, Inc. (The), Class A *	193	14,924

UiPath, Inc., Class A * (a)	45	3,043

Zscaler, Inc. *	51	10,945

		182,191

Specialty Retail — 4.4%

AutoZone, Inc. *	15	23,010

Best Buy Co., Inc.	165	18,998

Burlington Stores, Inc. *	40	12,898

INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued

CarMax, Inc. *	77	9,996

Gap, Inc. (The)	457	15,380

National Vision Holdings, Inc. *	134	6,847

O’Reilly Automotive, Inc. *	17	9,624

Tractor Supply Co.	81	15,014

Ulta Beauty, Inc. *	36	12,482

		124,249

Textiles, Apparel & Luxury Goods — 1.4%

Carter’s, Inc.	135	13,893

Lululemon Athletica, Inc. *	19	6,909

Ralph Lauren Corp.	115	13,588

Tapestry, Inc. *	106	4,627

		39,017

Thrifts & Mortgage Finance — 0.2%

MGIC Investment Corp.	435	5,922

Total Common Stocks (Cost $1,720,774)		2,755,451

Short-Term Investments — 4.4%

Investment Companies — 2.3%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $64,456)	64,433	64,465

Investment of Cash Collateral from Securities Loaned — 2.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	52,990	52,990

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	6,929	6,929

Total Investment of Cash Collateral from Securities Loaned (Cost $59,922)		59,919

Total Short-Term Investments (Cost $124,378)		124,384

Total Investments — 101.9% (Cost $1,845,152)		2,879,835
Liabilities in Excess of Other Assets — (1.9)%		(54,293)

NET ASSETS — 100.0%		2,825,542

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 is $58,238.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%

Aerospace & Defense — 0.4%

HEICO Corp., Class A	323	40,095

Airlines — 1.4%

Delta Air Lines, Inc. *	2,173	94,022

Frontier Group Holdings, Inc. * (a)	2,182	37,179

		131,201

Banks — 2.0%

First Republic Bank	387	72,417

Signature Bank	190	46,713

SVB Financial Group *	114	63,166

		182,296

Beverages — 0.7%

Constellation Brands, Inc., Class A	275	64,296

Biotechnology — 5.4%

Agios Pharmaceuticals, Inc. * (a)	1,076	59,282

Alnylam Pharmaceuticals, Inc. *	484	81,963

Exact Sciences Corp. *	714	88,770

Exelixis, Inc. *	2,304	41,977

Horizon Therapeutics plc *	1,108	103,771

Ionis Pharmaceuticals, Inc. *	460	18,349

Neurocrine Biosciences, Inc. *	480	46,694

Seagen, Inc. *	291	45,912

		486,718

Building Products — 3.5%

Fortune Brands Home & Security, Inc.	908	90,436

Trane Technologies plc	831	153,039

Trex Co., Inc. *	726	74,194

		317,669

Capital Markets — 3.9%

Affiliated Managers Group, Inc.	269	41,513

Blackstone Group, Inc. (The), Class A	655	63,627

Charles Schwab Corp. (The)	1,014	73,851

Evercore, Inc., Class A	403	56,773

MarketAxess Holdings, Inc. (a)	122	56,558

MSCI, Inc.	110	58,372

		350,694

Commercial Services & Supplies — 1.5%

ACV Auctions, Inc., Class A *	688	17,622

Copart, Inc. *	895	117,922

		135,544

Construction & Engineering — 0.8%

Quanta Services, Inc.	785	71,107

INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 0.7%

Discover Financial Services	570	67,461

Diversified Consumer Services — 0.6%

Bright Horizons Family Solutions, Inc. * (a)	372	54,784

Electrical Equipment — 2.8%

AMETEK, Inc.	557	74,413

Generac Holdings, Inc. *	429	177,941

		252,354

Electronic Equipment, Instruments & Components — 4.3%

Itron, Inc. * (a)	544	54,349

Keysight Technologies, Inc. *	639	98,606

Littelfuse, Inc.	258	65,736

Trimble, Inc. *	564	46,119

Zebra Technologies Corp., Class A *	244	129,408

		394,218

Entertainment — 4.0%

Roku, Inc. *	465	213,552

Spotify Technology SA * (a)	324	89,291

Take-Two Interactive Software, Inc. *	328	58,027

		360,870

Food Products — 0.3%

Oatly Group AB, ADR * (a)	1,257	30,745

Health Care Equipment & Supplies — 4.8%

Align Technology, Inc. *	77	46,925

Cooper Cos., Inc. (The)	189	75,014

Dexcom, Inc. *	410	175,155

Insulet Corp. *	291	79,855

ResMed, Inc. (a)	235	57,982

		434,931

Health Care Providers & Services — 3.7%

Acadia Healthcare Co., Inc. * (a)	774	48,589

Amedisys, Inc. *	231	56,456

Centene Corp. *	974	71,057

Cigna Corp.	345	81,837

McKesson Corp.	393	75,176

		333,115

Health Care Technology — 0.8%

Teladoc Health, Inc. * (a)	420	69,829

Hotels, Restaurants & Leisure — 4.3%

Airbnb, Inc., Class A *	151	23,162

Aramark	1,386	51,636

Booking Holdings, Inc. *	20	43,105

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Hotels, Restaurants & Leisure — continued

Chipotle Mexican Grill, Inc. *	46	71,471

DraftKings, Inc., Class A * (a)	1,593	83,113

Las Vegas Sands Corp. *	1,183	62,353

Royal Caribbean Cruises Ltd. *	659	56,174

		391,014

Household Durables — 1.5%

Garmin Ltd.	423	61,188

Helen of Troy Ltd. *	324	73,979

		135,167

Insurance — 0.5%

Progressive Corp. (The)	455	44,686

Interactive Media & Services — 4.0%

Bumble, Inc., Class A * (a)	717	41,319

Match Group, Inc. *	917	147,894

Pinterest, Inc., Class A *	1,140	89,971

Zillow Group, Inc., Class C *	686	83,880

		363,064

Internet & Direct Marketing Retail — 0.5%

Chewy, Inc., Class A * (a)	566	45,140

IT Services — 3.3%

Affirm Holdings, Inc. * (a)	372	25,077

Global Payments, Inc.	473	88,743

MongoDB, Inc. *	218	78,631

Okta, Inc. *	344	84,194

Snowflake, Inc., Class A *	107	25,984

		302,629

Leisure Products — 0.5%

Brunswick Corp.	493	49,063

Life Sciences Tools & Services — 3.4%

Agilent Technologies, Inc.	923	136,488

Maravai LifeSciences Holdings, Inc., Class A * (a)	1,550	64,668

Mettler-Toledo International, Inc. *	75	104,039

		305,195

Machinery — 2.3%

Ingersoll Rand, Inc. *	1,680	81,977

ITT, Inc.	758	69,398

Stanley Black & Decker, Inc.	284	58,135

		209,510

Media — 0.5%

Discovery, Inc., Class C * (a)	1,539	44,593

INVESTMENTS	SHARES (000)	VALUE ($000)

Metals & Mining — 0.7%

Freeport-McMoRan, Inc.	1,817	67,414

Oil, Gas & Consumable Fuels — 0.6%

EOG Resources, Inc.	626	52,250

Pharmaceuticals — 1.9%

Catalent, Inc. *	587	63,445

Jazz Pharmaceuticals plc *	338	60,019

Royalty Pharma plc, Class A	1,117	45,765

		169,229

Professional Services — 3.3%

Booz Allen Hamilton Holding Corp.	1,024	87,190

CoStar Group, Inc. *	392	32,465

Equifax, Inc.	423	101,313

IHS Markit Ltd.	688	77,533

		298,501

Road & Rail — 2.1%

Lyft, Inc., Class A *	1,384	83,684

Old Dominion Freight Line, Inc.	436	110,568

		194,252

Semiconductors & Semiconductor Equipment — 8.5%

Advanced Micro Devices, Inc. *	697	65,488

Cree, Inc. *	476	46,654

Entegris, Inc.	1,017	125,072

Lam Research Corp.	155	100,722

Marvell Technology, Inc.	1,080	62,979

Microchip Technology, Inc.	664	99,382

SolarEdge Technologies, Inc. *	361	99,770

Teradyne, Inc.	831	111,348

Xilinx, Inc.	377	54,471

		765,886

Software — 12.6%

Avalara, Inc. *	309	49,931

Bill.Com Holdings, Inc. *	241	44,183

Cadence Design Systems, Inc. *	768	105,105

Confluent, Inc., Class A * (a)	358	16,999

Coupa Software, Inc. *	228	59,735

Crowdstrike Holdings, Inc., Class A *	502	126,032

DocuSign, Inc. *	371	103,804

Five9, Inc. *	512	93,969

HubSpot, Inc. *	252	146,963

RingCentral, Inc., Class A *	283	82,176

Synopsys, Inc. *	359	99,091

Trade Desk, Inc. (The), Class A *	1,372	106,138

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Software — continued

UiPath, Inc., Class A * (a)	322	21,887

Zscaler, Inc. *	362	78,106

		1,134,119

Specialty Retail — 5.3%

Burlington Stores, Inc. *	286	92,089

CarMax, Inc. *	553	71,368

National Vision Holdings, Inc. * (a)	957	48,916

O’Reilly Automotive, Inc. *	120	68,172

Tractor Supply Co.	576	107,134

Ulta Beauty, Inc. *	258	89,070

		476,749

Textiles, Apparel & Luxury Goods — 0.5%

Lululemon Athletica, Inc. *	135	49,380

Total Common Stocks (Cost $5,650,807)		8,875,768

Short-Term Investments — 5.0%

Investment Companies — 2.1%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $190,128)	190,049	190,144

Investment of Cash Collateral from Securities Loaned — 2.9%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	238,992	238,992

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	26,765	26,765

Total Investment of Cash Collateral from Securities Loaned (Cost $265,774)		265,757

Total Short-Term Investments (Cost $455,902)		455,901

Total Investments — 102.9% (Cost $6,106,709)		9,331,669
Liabilities in Excess of Other Assets — (2.9)%		(258,905)

NET ASSETS — 100.0%		9,072,764

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 is $258,405.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%

Airlines — 0.5%

Southwest Airlines Co. *	1,525	80,988

Banks — 7.8%

Citizens Financial Group, Inc.	4,630	212,388

Fifth Third Bancorp	6,864	262,403

Huntington Bancshares, Inc.	19,437	277,365

M&T Bank Corp.	1,698	246,774

Regions Financial Corp.	10,057	202,941

Zions Bancorp NA	2,248	118,832

		1,320,703

Beverages — 1.3%

Constellation Brands, Inc., Class A	599	140,146

Keurig Dr Pepper, Inc.	2,543	89,619

		229,765

Building Products — 1.3%

Fortune Brands Home & Security, Inc.	2,306	229,674

Capital Markets — 6.3%

Ameriprise Financial, Inc.	1,218	303,061

Northern Trust Corp.	1,783	206,193

Raymond James Financial, Inc.	1,620	210,495

State Street Corp.	1,627	133,846

T. Rowe Price Group, Inc.	1,073	212,482

		1,066,077

Chemicals — 1.6%

Celanese Corp.	969	146,912

Valvoline, Inc. (a)	4,099	133,050

		279,962

Communications Equipment — 2.1%

CommScope Holding Co., Inc. *	4,050	86,301

Motorola Solutions, Inc.	1,249	270,866

		357,167

Construction Materials — 1.0%

Martin Marietta Materials, Inc.	480	168,750

Consumer Finance — 1.1%

Discover Financial Services	1,587	187,764

Containers & Packaging — 1.8%

Ball Corp.	379	30,678

Packaging Corp. of America	914	123,839

Silgan Holdings, Inc.	3,620	150,210

		304,727

INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 1.7%

Genuine Parts Co.	806	101,875

LKQ Corp. *	3,708	182,489

		284,364

Diversified Financial Services — 0.5%

Voya Financial, Inc.	1,355	83,303

Electric Utilities — 3.3%

Edison International	2,144	123,981

Entergy Corp.	1,869	186,305

Xcel Energy, Inc.	3,928	258,750

		569,036

Electrical Equipment — 3.7%

Acuity Brands, Inc. (a)	1,159	216,783

AMETEK, Inc.	1,311	175,003

Hubbell, Inc.	1,269	237,183

		628,969

Electronic Equipment, Instruments & Components — 3.7%

Amphenol Corp., Class A	2,893	197,902

CDW Corp.	760	132,763

Keysight Technologies, Inc. *	461	71,233

SYNNEX Corp.	1,835	223,449

		625,347

Entertainment — 0.5%

Zynga, Inc., Class A *	7,949	84,498

Equity Real Estate Investment Trusts (REITs) — 9.6%

American Homes 4 Rent, Class A (a)	3,852	149,663

AvalonBay Communities, Inc. (a)	663	138,349

Boston Properties, Inc.	1,273	145,888

Brixmor Property Group, Inc.	4,424	101,277

Essex Property Trust, Inc. (a)	311	93,410

Federal Realty Investment Trust	642	75,267

JBG SMITH Properties	2,004	63,155

Kimco Realty Corp.	5,310	110,724

Mid-America Apartment Communities, Inc.	459	77,221

Rayonier, Inc. (a)	4,082	146,659

Regency Centers Corp.	1,224	78,401

Rexford Industrial Realty, Inc.	1,007	57,321

Sun Communities, Inc. (a)	442	75,818

Ventas, Inc.	1,274	72,731

Weyerhaeuser Co.	4,368	150,363

WP Carey, Inc.	1,136	84,776

		1,621,023

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Food & Staples Retailing — 1.3%

Kroger Co. (The)	2,872	110,040

US Foods Holding Corp. *	3,048	116,903

		226,943

Food Products — 0.9%

Post Holdings, Inc. * (a)	1,370	148,559

Gas Utilities — 1.2%

National Fuel Gas Co.	3,812	199,186

Health Care Equipment & Supplies — 1.4%

Zimmer Biomet Holdings, Inc.	1,439	231,487

Health Care Providers & Services — 4.9%

AmerisourceBergen Corp.	1,609	184,203

Henry Schein, Inc. * (a)	1,844	136,781

Humana, Inc.	146	64,640

Laboratory Corp. of America Holdings *	935	257,839

Universal Health Services, Inc., Class B (a)	1,358	198,851

		842,314

Hotels, Restaurants & Leisure — 1.0%

Darden Restaurants, Inc.	568	82,942

Expedia Group, Inc. *	518	84,780

		167,722

Household Durables — 2.1%

Mohawk Industries, Inc. *	741	142,361

Newell Brands, Inc.	7,919	217,543

		359,904

Household Products — 0.5%

Energizer Holdings, Inc.	2,066	88,788

Industrial Conglomerates — 1.4%

Carlisle Cos., Inc.	1,221	233,598

Insurance — 6.4%

Alleghany Corp. *	136	91,026

Arch Capital Group Ltd. *	1,784	69,487

Hartford Financial Services Group, Inc. (The)	2,495	154,636

Lincoln National Corp.	2,010	126,297

Loews Corp.	4,728	258,404

Marsh & McLennan Cos., Inc.	628	88,366

Progressive Corp. (The)	1,125	110,489

RenaissanceRe Holdings Ltd. (Bermuda)	457	67,953

WR Berkley Corp.	1,631	121,379

		1,088,037

INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — 0.7%

InterActiveCorp. *	777	119,744

Machinery — 6.1%

IDEX Corp.	781	171,817

ITT, Inc.	2,262	207,190

Lincoln Electric Holdings, Inc.	1,484	195,400

Middleby Corp. (The) * (a)	949	164,416

Snap-on, Inc.	694	154,980

Timken Co. (The)	1,860	149,875

		1,043,678

Media — 3.0%

Liberty Broadband Corp., Class C *	1,591	276,208

Liberty Media Corp.-Liberty SiriusXM, Class C *	4,981	231,085

		507,293

Metals & Mining — 0.8%

Freeport-McMoRan, Inc.	3,874	143,762

Multiline Retail — 0.7%

Kohl’s Corp.	2,292	126,308

Multi-Utilities — 3.0%

CMS Energy Corp.	3,451	203,882

Sempra Energy	721	95,541

WEC Energy Group, Inc.	2,338	207,945

		507,368

Oil, Gas & Consumable Fuels — 4.0%

Cabot Oil & Gas Corp. (a)	10,094	176,237

Diamondback Energy, Inc.	2,598	243,968

EQT Corp. *	4,025	89,599

Williams Cos., Inc. (The)	6,658	176,766

		686,570

Pharmaceuticals — 0.5%

Jazz Pharmaceuticals plc *	478	84,966

Professional Services — 0.8%

Leidos Holdings, Inc.	1,433	144,849

Real Estate Management & Development — 1.1%

CBRE Group, Inc., Class A *	2,283	195,692

Semiconductors & Semiconductor Equipment — 1.2%

Analog Devices, Inc.	1,159	199,581

Software — 1.5%

NortonLifeLock, Inc.	7,618	207,364

Synopsys, Inc. *	188	51,829

		259,193

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Specialty Retail — 3.7%

AutoZone, Inc. *	172	256,173

Best Buy Co., Inc.	1,841	211,631

Gap, Inc. (The)	5,094	171,399

		639,203

Textiles, Apparel & Luxury Goods — 2.1%

Carter’s, Inc. (a)	1,501	154,854

Ralph Lauren Corp.	1,286	151,448

Tapestry, Inc. *	1,192	51,823

		358,125

Thrifts & Mortgage Finance — 0.4%

MGIC Investment Corp.	4,869	66,212

Total Common Stocks (Cost $9,597,946)		16,791,199

Short-Term Investments — 2.1%

Investment Companies — 2.0%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $334,195)	334,028	334,195

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	18,536	18,535

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	3,666	3,666

Total Investment of Cash Collateral from Securities Loaned (Cost $22,203)		22,201

Total Short-Term Investments (Cost $356,398)		356,396

Total Investments — 100.6% (Cost $9,954,344)		17,147,595
Liabilities in Excess of Other Assets — (0.6)%		(96,958)

NET ASSETS — 100.0%		17,050,637

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 is $21,845.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%

Aerospace & Defense — 2.6%

General Dynamics Corp.	413	77,676

Northrop Grumman Corp.	227	82,390

Raytheon Technologies Corp.	1,520	129,711

		289,777

Air Freight & Logistics — 0.6%

FedEx Corp.	207	61,814

Banks — 12.8%

Bank of America Corp.	10,598	436,967

Citigroup, Inc.	1,455	102,972

Citizens Financial Group, Inc.	3,034	139,166

M&T Bank Corp.	1,073	155,920

PNC Financial Services Group, Inc. (The)	770	146,862

Truist Financial Corp.	2,445	135,705

US Bancorp	1,863	106,129

Wells Fargo & Co.	4,515	204,504

		1,428,225

Beverages — 0.9%

Constellation Brands, Inc., Class A	159	37,142

Keurig Dr Pepper, Inc.	1,653	58,261

		95,403

Biotechnology — 2.5%

AbbVie, Inc.	1,737	195,676

Amgen, Inc.	116	28,153

Biogen, Inc. *	59	20,257

Regeneron Pharmaceuticals, Inc. *	68	38,037

		282,123

Building Products — 0.3%

Fortune Brands Home & Security, Inc.	323	32,174

Capital Markets — 4.4%

Brookfield Asset Management Reinsurance Partners Ltd., Class A (Canada) * (a)	5	278

Brookfield Asset Management, Inc., Class A (Canada) (a)	774	39,459

Charles Schwab Corp. (The)	1,462	106,477

Invesco Ltd. (a)	1,441	38,517

Morgan Stanley	1,522	139,527

Northern Trust Corp.	777	89,889

T. Rowe Price Group, Inc.	398	78,740

		492,887

Communications Equipment — 1.4%

Cisco Systems, Inc.	1,113	59,015

INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — continued

CommScope Holding Co., Inc. *	4,618	98,416

		157,431

Construction Materials — 0.9%

Martin Marietta Materials, Inc.	291	102,298

Consumer Finance — 2.9%

American Express Co.	724	119,610

Capital One Financial Corp.	1,342	207,593

		327,203

Containers & Packaging — 2.1%

Ball Corp.	302	24,441

Graphic Packaging Holding Co.	2,326	42,185

Packaging Corp. of America	664	89,893

Westrock Co.	1,495	79,541

		236,060

Diversified Financial Services — 2.5%

Berkshire Hathaway, Inc., Class B *	995	276,447

Diversified Telecommunication Services — 1.7%

Verizon Communications, Inc.	3,412	191,168

Electric Utilities — 3.8%

American Electric Power Co., Inc.	923	78,086

Edison International	795	45,944

Entergy Corp.	460	45,842

NextEra Energy, Inc.	1,210	88,637

PG&E Corp. *	4,026	40,939

Xcel Energy, Inc.	1,894	124,768

		424,216

Electronic Equipment, Instruments & Components — 0.8%

Arrow Electronics, Inc. *	280	31,920

SYNNEX Corp.	456	55,574

		87,494

Entertainment — 0.4%

Walt Disney Co. (The) *	255	44,839

Equity Real Estate Investment Trusts (REITs) — 7.5%

American Homes 4 Rent, Class A (a)	1,969	76,499

Brixmor Property Group, Inc.	3,605	82,510

EastGroup Properties, Inc.	381	62,589

Federal Realty Investment Trust	423	49,610

Kimco Realty Corp.	4,262	88,872

Lamar Advertising Co., Class A	176	18,357

Mid-America Apartment Communities, Inc.	629	105,961

Public Storage	395	118,802

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2021 (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Rayonier, Inc. (a)	2,472	88,834

Welltower, Inc.	430	35,716

Weyerhaeuser Co.	3,237	111,431

		839,181

Food & Staples Retailing — 0.6%

Sysco Corp.	803	62,441

Food Products — 1.5%

Kraft Heinz Co. (The)	1,599	65,199

Post Holdings, Inc. *	907	98,432

		163,631

Health Care Equipment & Supplies — 0.8%

Medtronic plc	692	85,944

Health Care Providers & Services — 3.5%

AmerisourceBergen Corp.	753	86,257

Cigna Corp.	173	40,966

CVS Health Corp.	1,111	92,702

HCA Healthcare, Inc.	264	54,505

UnitedHealth Group, Inc.	276	110,655

		385,085

Hotels, Restaurants & Leisure — 1.1%

Booking Holdings, Inc. *	25	55,140

Las Vegas Sands Corp. *	1,244	65,557

		120,697

Household Durables — 1.5%

Mohawk Industries, Inc. *	442	85,006

Newell Brands, Inc.	2,849	78,257

		163,263

Household Products — 1.5%

Energizer Holdings, Inc.	1,400	60,158

Procter & Gamble Co. (The)	770	103,846

		164,004

Industrial Conglomerates — 1.5%

Carlisle Cos., Inc.	367	70,258

Honeywell International, Inc.	465	101,937

		172,195

Insurance — 7.8%

Alleghany Corp. *	91	60,701

American International Group, Inc.	874	41,588

Chubb Ltd.	491	78,110

CNA Financial Corp.(a)	643	29,241

Fairfax Financial Holdings Ltd. (Canada)	155	67,843

INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued

Hartford Financial Services Group, Inc. (The)	1,721	106,624

Loews Corp.	3,236	176,847

Marsh & McLennan Cos., Inc.	503	70,711

Progressive Corp. (The)	659	64,701

Travelers Cos., Inc. (The)	1,184	177,298

		873,664

Interactive Media & Services — 0.7%

Alphabet, Inc., Class C *	32	78,949

IT Services — 0.4%

International Business Machines Corp.	337	49,430

Machinery — 2.5%

Dover Corp.	936	140,978

ITT, Inc.	829	75,956

Stanley Black & Decker, Inc.	328	67,298

		284,232

Media — 3.0%

Discovery, Inc., Class C * (a)	700	20,274

DISH Network Corp., Class A *	1,454	60,761

Liberty Broadband Corp., Class C *	630	109,389

Liberty Media Corp.-Liberty SiriusXM, Class C *	1,653	76,697

Nexstar Media Group, Inc., Class A	424	62,747

		329,868

Multiline Retail — 0.9%

Dollar General Corp.	274	59,334

Kohl’s Corp.	830	45,737

		105,071

Oil, Gas & Consumable Fuels — 6.0%

Cabot Oil & Gas Corp. (a)	3,359	58,639

Chevron Corp.	945	98,990

ConocoPhillips	2,670	162,619

Diamondback Energy, Inc.	370	34,721

Equitrans Midstream Corp.	2,063	17,554

Kinder Morgan, Inc.	5,148	93,846

Marathon Petroleum Corp.	910	54,989

Phillips 66	853	73,220

Williams Cos., Inc. (The)	2,956	78,487

		673,065

Personal Products — 0.3%

Coty, Inc., Class A *	3,155	29,466

Pharmaceuticals — 4.2%

Bristol-Myers Squibb Co.	2,709	181,023

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Pharmaceuticals — continued

Johnson & Johnson	831	136,836

Merck & Co., Inc.	763	59,311

Organon & Co. *	725	21,940

Pfizer, Inc.	682	26,712

Viatris, Inc.	2,996	42,816

		468,638

Professional Services — 0.5%

Leidos Holdings, Inc.	544	54,988

Real Estate Management & Development — 0.8%

CBRE Group, Inc., Class A *	1,044	89,518

Semiconductors & Semiconductor Equipment — 2.0%

Analog Devices, Inc.	673	115,778

Texas Instruments, Inc.	535	102,874

		218,652

Software — 0.2%

Microsoft Corp.	102	27,692

Specialty Retail — 4.3%

AutoZone, Inc. *	115	171,388

Best Buy Co., Inc.	650	74,734

Gap, Inc. (The)	2,484	83,590

Lowe’s Cos., Inc.	320	62,070

Murphy USA, Inc.	666	88,774

		480,556

Textiles, Apparel & Luxury Goods — 1.0%

Columbia Sportswear Co.	494	48,580

Ralph Lauren Corp.	528	62,145

		110,725

Tobacco — 0.6%

Philip Morris International, Inc.	714	70,804

Wireless Telecommunication Services — 0.8%

T-Mobile US, Inc. *	620	89,809

Total Common Stocks (Cost $6,663,243)		10,721,127

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.7%

Investment Companies — 3.3%

JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $360,095)	359,916	360,095

Investment of Cash Collateral from Securities Loaned — 0.4%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	41,074	41,074

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	5,968	5,968

Total Investment of Cash Collateral from Securities Loaned (Cost $47,045)		47,042

Total Short-Term Investments (Cost $407,140)		407,137

Total Investments — 99.8% (Cost $7,070,383)		11,128,264
Other Assets Less Liabilities — 0.2%		23,052

NET ASSETS — 100.0%		11,151,316

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at June 30, 2021. The total value of securities on loan at June 30, 2021 is $45,570.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021

(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund		JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$14,695,353	$2,755,451		$8,875,768
Investments in affiliates, at value	159,510	64,465		190,144
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	149,952	59,919		265,757
Cash	95	11		53
Receivables:
Investment securities sold	—	4,904		25,350
Fund shares sold	16,748	4,726		9,327
Dividends from non-affiliates	1,863	2,892		708
Dividends from affiliates	1	—	(a)	—	(a)
Securities lending income (See Note 2.B.)	798	84		525

Total Assets	15,024,320	2,892,452		9,367,632

LIABILITIES:
Payables:
Investment securities purchased	—	2,941		11,008
Collateral received on securities loaned (See Note 2.B.)	149,952	59,919		265,757
Fund shares redeemed	84,840	2,117		11,739
Accrued liabilities:
Investment advisory fees	6,485	1,337		4,561
Administration fees	798	79		476
Distribution fees	1,331	134		429
Service fees	1,774	297		684
Custodian and accounting fees	115	22		66
Other	188	64		148

Total Liabilities	245,483	66,910		294,868

Net Assets	$14,778,837	$2,825,542		$9,072,764

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$5,600,295	$1,643,489	$5,188,873
Total distributable earnings (loss)	9,178,542	1,182,053	3,883,891

Total Net Assets	$14,778,837	$2,825,542	$9,072,764

Net Assets:
Class A	$3,013,691	$595,304	$1,642,278
Class C	1,218,051	21,836	109,845
Class I	4,622,602	886,782	2,003,878
Class R2	510	555	57,273
Class R3	5,089	—	70,608
Class R4	22,559	—	22,947
Class R5	141,386	74	730,273
Class R6	5,754,949	1,320,991	4,435,662

Total	$14,778,837	$2,825,542	$9,072,764

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	89,543	9,581	35,548
Class C	43,761	373	3,360
Class I	131,333	13,980	35,816
Class R2	15	9	1,122
Class R3	151	—	1,285
Class R4	641	—	412
Class R5	3,908	1	12,811
Class R6	157,576	20,780	77,295

Net Asset Value (a):
Class A — Redemption price per share	$33.66	$62.14	$46.20
Class C — Offering price per share (b)	27.83	58.61	32.69
Class I — Offering and redemption price per share	35.20	63.43	55.95
Class R2 — Offering and redemption price per share	33.24	61.24	51.05
Class R3 — Offering and redemption price per share	33.61	—	54.95
Class R4 — Offering and redemption price per share	35.21	—	55.76
Class R5 — Offering and redemption price per share	36.18	63.52	57.00
Class R6 — Offering and redemption price per share	36.52	63.57	57.39
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$35.53	$65.58	$48.76

Cost of investments in non-affiliates	$7,368,918	$1,720,774	$5,650,807
Cost of investments in affiliates	159,479	64,456	190,128
Investment securities on loan, at value (See Note 2.B.)	151,682	58,238	258,405
Cost of investment of cash collateral (See Note 2.B.)	149,962	59,922	265,774

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2021 (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund		JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$16,791,199		$10,721,127
Investments in affiliates, at value	334,195		360,095
Investment of cash collateral received from securities loaned, at value (See Note 2.B.)	22,201		47,042
Cash	18		29
Receivables:
Investment securities sold	16,286		—
Fund shares sold	13,565		73,945
Dividends from non-affiliates	31,701		9,175
Dividends from affiliates	1		1
Securities lending income (See Note 2.B.)	2		4

Total Assets	17,209,168		11,211,418

LIABILITIES:
Payables:
Investment securities purchased	15,149		—
Collateral received on securities loaned (See Note 2.B.)	22,201		47,042
Fund shares redeemed	108,704		5,187
Accrued liabilities:
Investment advisory fees	9,206		5,007
Administration fees	912		667
Distribution fees	428		436
Service fees	1,201		1,391
Custodian and accounting fees	114		73
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—
Other	616		299

Total Liabilities	158,531		60,102

Net Assets	$17,050,637		$11,151,316

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$8,208,478	$6,215,481
Total distributable earnings (loss)	8,842,159	4,935,835

Total Net Assets	$17,050,637	$11,151,316

Net Assets:
Class A	$1,608,828	$1,050,569
Class C	76,078	349,246
Class I	3,061,126	2,326,829
Class L	7,839,627	1,855,713
Class R2	71,087	194
Class R3	88,116	3,020
Class R4	31,938	1,724
Class R5	89,178	1,365
Class R6	4,184,659	5,562,656

Total	$17,050,637	$11,151,316

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	36,826	24,488
Class C	1,821	8,173
Class I	69,101	53,927
Class L	174,299	42,956
Class R2	1,714	4
Class R3	2,038	71
Class R4	726	40
Class R5	1,986	32
Class R6	93,080	128,882

Net Asset Value (a):
Class A — Redemption price per share	$43.69	$42.90
Class C — Offering price per share (b)	41.77	42.73
Class I — Offering and redemption price per share	44.30	43.15
Class L — Offering and redemption price per share	44.98	43.20
Class R2 — Offering and redemption price per share	41.48	42.46
Class R3 — Offering and redemption price per share	43.25	42.36
Class R4 — Offering and redemption price per share	44.02	42.92
Class R5 — Offering and redemption price per share	44.90	43.12
Class R6 — Offering and redemption price per share	44.96	43.16
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$46.11	$45.28

Cost of investments in non-affiliates	$9,597,946	$6,663,243
Cost of investments in affiliates	334,195	360,095
Investment securities on loan, at value (See Note 2.B.)	21,845	45,570
Cost of investment of cash collateral (See Note 2.B.)	22,203	47,045

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2021

(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$78,439	$23,606	$27,081
Dividend income from affiliates	245	58	169
Income from securities lending (net) (See Note 2.B.)	1,572	177	1,240

Total investment income	80,256	23,841	28,490

EXPENSES:
Investment advisory fees	73,872	14,151	48,314
Administration fees	9,294	1,633	5,575
Distribution fees:
Class A	6,462	1,230	3,618
Class C	8,374	161	750
Class R2	2	4	245
Class R3	6	—	144
Service fees:
Class A	6,462	1,230	3,618
Class C	2,791	54	250
Class I	9,525	1,404	4,223
Class R2	1	2	123
Class R3	6	—	144
Class R4	51	—	42
Class R5	140	1	641
Custodian and accounting fees	459	82	255
Interest expense to affiliates	2	— (a)	1
Professional fees	160	65	106
Trustees’ and Chief Compliance Officer’s fees	61	30	44
Printing and mailing costs	488	211	325
Registration and filing fees	451	147	396
Transfer agency fees (See Note 2.E.)	326	65	455
Other	225	37	116

Total expenses	119,158	20,507	69,385

Less fees waived	(215)	(2,536)	(2,018)
Less expense reimbursements	— (a)	(1)	(65)

Net expenses	118,943	17,970	67,302

Net investment income (loss)	(38,687)	5,871	(38,812)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,615,588	236,515	977,650
Investments in affiliates	(64)	(14)	(20)

Net realized gain (loss)	2,615,524	236,501	977,630

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,518,078	551,892	1,605,435
Investments in affiliates	(34)	(5)	(28)

Change in net unrealized appreciation/depreciation	2,518,044	551,887	1,605,407

Net realized/unrealized gains (losses)	5,133,568	788,388	2,583,037

Change in net assets resulting from operations	$5,094,881	$794,259	$2,544,225

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from affiliates	$1	$—
Dividend income from non-affiliates	252,767	200,772
Dividend income from affiliates	368	322
Income from securities lending (net) (See Note 2.B.)	250	290

Total investment income	253,386	201,384

EXPENSES:
Investment advisory fees	97,543	53,194
Administration fees	10,070	7,205
Distribution fees:
Class A	3,438	2,174
Class C	567	2,429
Class R2	331	1
Class R3	190	5
Service fees:
Class A	3,438	2,174
Class C	189	810
Class I	6,876	5,727
Class L	6,872	1,700
Class R2	166	— (a)
Class R3	190	5
Class R4	84	55
Class R5	80	4
Custodian and accounting fees	451	291
Interest expense to affiliates	2	—
Professional fees	165	122
Trustees’ and Chief Compliance Officer’s fees	65	51
Printing and mailing costs	768	471
Registration and filing fees	243	149
Transfer agency fees (See Note 2.E.)	233	214
Other	334	153

Total expenses	132,295	76,934

Less fees waived	(6,667)	(439)
Less expense reimbursements	(39)	(27)

Net expenses	125,589	76,468

Net investment income (loss)	127,797	124,916

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,768,107	961,575
Investments in affiliates	66	(105)

Net realized gain (loss)	1,768,173	961,470

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,261,659	2,800,517
Investments in affiliates	(171)	1

Change in net unrealized appreciation/depreciation	4,261,488	2,800,518

Net realized/unrealized gains (losses)	6,029,661	3,761,988

Change in net assets resulting from operations	$6,157,458	$3,886,904

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(38,687)	$(10,353)	$5,871	$11,563
Net realized gain (loss)	2,615,524	1,432,215	236,501	457,289
Change in net unrealized appreciation/depreciation	2,518,044	972,047	551,887	(437,747)

Change in net assets resulting from operations	5,094,881	2,393,909	794,259	31,105

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(248,914)	(176,120)	(51,016)	(38,917)
Class C	(129,471)	(88,186)	(2,405)	(1,879)
Class I	(360,812)	(199,341)	(43,367)	(23,411)
Class R2	(32)	(12)	(76)	(49)
Class R3	(192)	(61)	—	—
Class R4	(1,887)	(1,510)	—	—
Class R5	(12,763)	(10,297)	(111)	(518)
Class R6	(579,464)	(359,755)	(120,036)	(159,341)

Total distributions to shareholders	(1,333,535)	(835,282)	(217,011)	(224,115)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	207,286	(137,511)	611,112	(961,205)

NET ASSETS:
Change in net assets	3,968,632	1,421,116	1,188,360	(1,154,215)
Beginning of period	10,810,205	9,389,089	1,637,182	2,791,397

End of period	$14,778,837	$10,810,205	$2,825,542	$1,637,182

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(38,812)	$(14,047)	$127,797	$203,596
Net realized gain (loss)	977,630	659,097	1,768,173	860,851
Change in net unrealized appreciation/depreciation	1,605,407	281,309	4,261,488	(3,168,215)

Change in net assets resulting from operations	2,544,225	926,359	6,157,458	(2,103,768)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(173,779)	(82,704)	(92,478)	(76,720)
Class C	(16,088)	(8,737)	(5,006)	(6,335)
Class I	(173,836)	(75,633)	(197,658)	(133,060)
Class L	—	—	(492,109)	(443,822)
Class R2	(5,377)	(2,939)	(4,986)	(3,525)
Class R3	(5,883)	(2,669)	(5,364)	(3,809)
Class R4	(1,774)	(679)	(2,242)	(1,419)
Class R5	(63,349)	(33,403)	(5,676)	(4,996)
Class R6	(329,350)	(138,679)	(264,623)	(181,586)

Total distributions to shareholders	(769,436)	(345,443)	(1,070,142)	(855,272)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,816,908	341,659	(751,266)	(1,341,858)

NET ASSETS:
Change in net assets	3,591,697	922,575	4,336,050	(4,300,898)
Beginning of period	5,481,067	4,558,492	12,714,587	17,015,485

End of period	$9,072,764	$5,481,067	$17,050,637	$12,714,587

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$124,916	$184,647
Net realized gain (loss)	961,470	159,367
Change in net unrealized appreciation/depreciation	2,800,518	(1,858,485)

Change in net assets resulting from operations	3,886,904	(1,514,471)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(23,476)	(44,981)
Class C	(7,055)	(16,494)
Class I	(72,893)	(99,554)
Class L	(53,516)	(100,871)
Class R2	(7)	(3)
Class R3	(63)	(70)
Class R4	(1,188)	(1,174)
Class R5	(145)	(334)
Class R6	(133,423)	(204,414)

Total distributions to shareholders	(291,766)	(467,895)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,143,741)	(143,475)

NET ASSETS:
Change in net assets	2,451,397	(2,125,841)
Beginning of period	8,699,919	10,825,760

End of period	$11,151,316	$8,699,919

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$617,307	$424,450	$108,793	$123,140
Distributions reinvested	240,271	171,962	50,959	38,873
Cost of shares redeemed	(591,206)	(690,381)	(103,045)	(176,855)

Change in net assets resulting from Class A capital transactions	266,372	(93,969)	56,707	(14,842)

Class C
Proceeds from shares issued	163,112	152,886	1,523	2,246
Distributions reinvested	125,552	83,431	2,405	1,879
Cost of shares redeemed	(301,892)	(200,570)	(8,655)	(5,867)

Change in net assets resulting from Class C capital transactions	(13,228)	35,747	(4,727)	(1,742)

Class I
Proceeds from shares issued	1,479,235	971,337	599,516	147,037
Distributions reinvested	337,895	183,814	43,123	23,288
Cost of shares redeemed	(1,078,748)	(804,519)	(236,107)	(114,553)

Change in net assets resulting from Class I capital transactions	738,382	350,632	406,532	55,772

Class R2
Proceeds from shares issued	300	157	191	391
Distributions reinvested	32	12	73	42
Cost of shares redeemed	(154)	(52)	(535)	(313)

Change in net assets resulting from Class R2 capital transactions	178	117	(271)	120

Class R3
Proceeds from shares issued	3,643	501	—	—
Distributions reinvested	163	61	—	—
Cost of shares redeemed	(434)	(126)	—	—

Change in net assets resulting from Class R3 capital transactions	3,372	436	—	—

Class R4
Proceeds from shares issued	2,600	2,017	—	—
Distributions reinvested	1,886	1,510	—	—
Cost of shares redeemed	(5,512)	(4,951)	—	—

Change in net assets resulting from Class R4 capital transactions	(1,026)	(1,424)	—	—

Class R5
Proceeds from shares issued	22,343	23,475	272	674
Distributions reinvested	12,555	10,290	111	517
Cost of shares redeemed	(70,249)	(37,782)	(1,462)	(6,310)

Change in net assets resulting from Class R5 capital transactions	(35,351)	(4,017)	(1,079)	(5,119)

Class R6
Proceeds from shares issued	1,205,957	1,257,140	334,403	348,033
Distributions reinvested	578,133	358,754	119,998	159,315
Cost of shares redeemed	(2,535,503)	(2,040,927)	(300,451)	(302,027)
Redemptions in-kind (See Note 8)	—	—	—	(1,200,715)

Change in net assets resulting from Class R6 capital transactions	(751,413)	(425,033)	153,950	(995,394)

Total change in net assets resulting from capital transactions	$207,286	$(137,511)	$611,112	$(961,205)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
SHARE TRANSACTIONS:
Class A
Issued	20,460	19,559	1,925	2,661
Reinvested	8,308	8,088	961	853
Redeemed	(19,686)	(30,991)	(1,903)	(3,845)

Change in Class A Shares	9,082	(3,344)	983	(331)

Class C
Issued	6,449	8,221	28	54
Reinvested	5,236	4,615	48	43
Redeemed	(11,926)	(10,900)	(165)	(133)

Change in Class C Shares	(241)	1,936	(89)	(36)

Class I
Issued	46,557	42,055	10,207	3,117
Reinvested	11,160	8,317	795	501
Redeemed	(33,943)	(36,324)	(4,122)	(2,381)

Change in Class I Shares	23,774	14,048	6,880	1,237

Class R2
Issued	9	8	3	7
Reinvested	1	1	2	1
Redeemed	(5)	(3)	(9)	(6)

Change in Class R2 Shares	5	6	(4)	2

Class R3
Issued	116	26	—	—
Reinvested	6	3	—	—
Redeemed	(14)	(6)	—	—

Change in Class R3 Shares	108	23	—	—

Class R4
Issued	81	90	—	—
Reinvested	62	68	—	—
Redeemed	(177)	(212)	—	—

Change in Class R4 Shares	(34)	(54)	—	—

Class R5
Issued	696	992	5	14
Reinvested	403	455	2	11
Redeemed	(2,158)	(1,630)	(24)	(125)

Change in Class R5 Shares	(1,059)	(183)	(17)	(100)

Class R6
Issued	36,597	53,895	5,844	7,401
Reinvested	18,399	15,742	2,206	3,444
Redeemed	(76,164)	(86,443)	(5,296)	(6,434)
Redemptions in-kind (See Note 8)	—	—	—	(25,455)

Change in Class R6 Shares	(21,168)	(16,806)	2,754	(21,044)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$269,885	$143,119	$312,241	$209,763
Distributions reinvested	168,194	80,011	84,258	69,743
Cost of shares redeemed	(265,651)	(203,777)	(421,860)	(484,932)

Change in net assets resulting from Class A capital transactions	172,428	19,353	(25,361)	(205,426)

Class C
Proceeds from shares issued	18,817	11,326	11,152	12,682
Distributions reinvested	15,598	8,149	4,875	5,516
Cost of shares redeemed	(29,254)	(22,446)	(50,512)	(56,184)

Change in net assets resulting from Class C capital transactions	5,161	(2,971)	(34,485)	(37,986)

Class I
Proceeds from shares issued	807,758	306,997	944,499	900,902
Distributions reinvested	163,157	71,080	187,286	123,076
Cost of shares redeemed	(572,464)	(382,936)	(1,167,802)	(1,051,200)

Change in net assets resulting from Class I capital transactions	398,451	(4,859)	(36,017)	(27,222)

Class L
Proceeds from shares issued	—	—	1,079,544	1,165,380
Distributions reinvested	—	—	466,015	394,599
Cost of shares redeemed	—	—	(2,003,837)	(3,139,666)

Change in net assets resulting from Class L capital transactions	—	—	(458,278)	(1,579,687)

Class R2
Proceeds from shares issued	19,596	11,105	11,087	15,289
Distributions reinvested	5,366	2,875	4,944	3,405
Cost of shares redeemed	(18,633)	(22,776)	(26,032)	(20,258)

Change in net assets resulting from Class R2 capital transactions	6,329	(8,796)	(10,001)	(1,564)

Class R3
Proceeds from shares issued	27,679	17,057	10,318	15,417
Distributions reinvested	5,811	2,669	5,120	3,652
Cost of shares redeemed	(19,436)	(11,619)	(16,546)	(14,432)

Change in net assets resulting from Class R3 capital transactions	14,054	8,107	(1,108)	4,637

Class R4
Proceeds from shares issued	15,324	3,625	29,189	11,128
Distributions reinvested	1,774	679	2,242	1,419
Cost of shares redeemed	(9,549)	(3,668)	(36,170)	(10,446)

Change in net assets resulting from Class R4 capital transactions	7,549	636	(4,739)	2,101

Class R5
Proceeds from shares issued	169,023	143,113	15,455	14,343
Distributions reinvested	59,609	31,744	5,671	4,992
Cost of shares redeemed	(178,446)	(169,555)	(28,691)	(29,341)

Change in net assets resulting from Class R5 capital transactions	50,186	5,302	(7,565)	(10,006)

Class R6
Proceeds from shares issued	1,731,741	776,302	880,233	1,587,348
Distributions reinvested	326,519	137,892	243,857	174,996
Cost of shares redeemed	(895,510)	(589,307)	(1,297,802)	(1,249,049)

Change in net assets resulting from Class R6 capital transactions	1,162,750	324,887	(173,712)	513,295

Total change in net assets resulting from capital transactions	$1,816,908	$341,659	$(751,266)	$(1,341,858)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
SHARE TRANSACTIONS:
Class A
Issued	6,348	4,392	8,294	6,133
Reinvested	4,077	2,499	2,357	1,812
Redeemed	(6,207)	(6,309)	(11,461)	(14,044)

Change in Class A Shares	4,218	582	(810)	(6,099)

Class C
Issued	609	461	302	374
Reinvested	533	341	143	150
Redeemed	(951)	(930)	(1,473)	(1,787)

Change in Class C Shares	191	(128)	(1,028)	(1,263)

Class I
Issued	15,656	8,021	26,465	28,169
Reinvested	3,271	1,879	5,165	3,157
Redeemed	(11,073)	(10,235)	(31,205)	(31,853)

Change in Class I Shares	7,854	(335)	425	(527)

Class L
Issued	—	—	27,115	34,257
Reinvested	—	—	12,656	9,979
Redeemed	—	—	(52,480)	(87,974)

Change in Class L Shares	—	—	(12,709)	(43,738)

Class R2
Issued	411	313	308	458
Reinvested	118	82	146	93
Redeemed	(395)	(645)	(735)	(599)

Change in Class R2 Shares	134	(250)	(281)	(48)

Class R3
Issued	550	447	273	452
Reinvested	118	71	145	96
Redeemed	(384)	(307)	(451)	(421)

Change in Class R3 Shares	284	211	(33)	127

Class R4
Issued	299	94	772	308
Reinvested	36	18	62	37
Redeemed	(183)	(96)	(892)	(284)

Change in Class R4 Shares	152	16	(58)	61

Class R5
Issued	3,227	3,638	389	392
Reinvested	1,172	826	154	126
Redeemed	(3,436)	(4,377)	(723)	(798)

Change in Class R5 Shares	963	87	(180)	(280)

Class R6
Issued	32,743	19,998	22,671	44,485
Reinvested	6,379	3,570	6,625	4,428
Redeemed	(17,096)	(15,241)	(33,322)	(35,794)

Change in Class R6 Shares	22,026	8,327	(4,026)	13,119

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$228,457	$225,893
Distributions reinvested	21,985	42,378
Cost of shares redeemed	(256,183)	(562,591)

Change in net assets resulting from Class A capital transactions	(5,741)	(294,320)

Class C
Proceeds from shares issued	42,809	31,902
Distributions reinvested	6,902	14,740
Cost of shares redeemed	(152,617)	(152,885)

Change in net assets resulting from Class C capital transactions	(102,906)	(106,243)

Class I
Proceeds from shares issued	632,458	873,832
Distributions reinvested	67,804	87,746
Cost of shares redeemed	(1,288,594)	(965,662)

Change in net assets resulting from Class I capital transactions	(588,332)	(4,084)

Class L
Proceeds from shares issued	329,055	566,706
Distributions reinvested	51,517	96,694
Cost of shares redeemed	(753,164)	(1,203,324)

Change in net assets resulting from Class L capital transactions	(372,592)	(539,924)

Class R2
Proceeds from shares issued	81	128
Distributions reinvested	7	2
Cost of shares redeemed	(144)	(23)

Change in net assets resulting from Class R2 capital transactions	(56)	107

Class R3
Proceeds from shares issued	1,146	359
Distributions reinvested	51	69
Cost of shares redeemed	(488)	(887)

Change in net assets resulting from Class R3 capital transactions	709	(459)

Class R4
Proceeds from shares issued	3,069	23,194
Distributions reinvested	1,187	1,174
Cost of shares redeemed	(42,655)	(8,710)

Change in net assets resulting from Class R4 capital transactions	(38,399)	15,658

Class R5
Proceeds from shares issued	839	2,112
Distributions reinvested	137	334
Cost of shares redeemed	(6,702)	(3,498)

Change in net assets resulting from Class R5 capital transactions	(5,726)	(1,052)

Class R6
Proceeds from shares issued	1,674,385	2,406,252
Distributions reinvested	133,248	203,530
Cost of shares redeemed	(1,838,331)	(1,822,940)

Change in net assets resulting from Class R6 capital transactions	(30,698)	786,842

Total change in net assets resulting from capital transactions	$(1,143,741)	$(143,475)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020
SHARE TRANSACTIONS:
Class A
Issued	6,264	7,038
Reinvested	627	1,145
Redeemed	(7,354)	(17,957)

Change in Class A Shares	(463)	(9,774)

Class C
Issued	1,112	966
Reinvested	198	401
Redeemed	(4,444)	(4,876)

Change in Class C Shares	(3,134)	(3,509)

Class I
Issued	17,384	28,338
Reinvested	1,924	2,357
Redeemed	(34,308)	(30,342)

Change in Class I Shares	(15,000)	353

Class L
Issued	9,182	17,778
Reinvested	1,461	2,596
Redeemed	(21,293)	(38,762)

Change in Class L Shares	(10,650)	(18,388)

Class R2
Issued	2	5
Reinvested	— (a)	— (a)
Redeemed	(4)	(1)

Change in Class R2 Shares	(2)	4

Class R3
Issued	32	11
Reinvested	1	2
Redeemed	(14)	(25)

Change in Class R3 Shares	19	(12)

Class R4
Issued	89	741
Reinvested	34	32
Redeemed	(1,184)	(250)

Change in Class R4 Shares	(1,061)	523

Class R5
Issued	26	62
Reinvested	4	9
Redeemed	(184)	(110)

Change in Class R5 Shares	(154)	(39)

Class R6
Issued	43,621	70,239
Reinvested	3,783	5,469
Redeemed	(51,458)	(55,634)

Change in Class R6 Shares	(4,054)	20,074

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2021	$25.27	$(0.16)	$11.67	$11.51	$—	$(3.12)	$(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.42	(0.09)	3.62	3.53	—	—	—

Class C
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	—	(1.76)	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	—	(0.84)	(0.84)
Year Ended June 30, 2017	12.91	(0.15)	3.23	3.08	—	—	—

Class I
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.75	(0.05)	3.70	3.65	—	—	—

Class R2
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	—	(1.76)	(1.76)
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	—	(0.84)	(0.84)

Class R3
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	—	(0.84)	(0.84)
May 31, 2017 (f) through June 30, 2017	17.85	(0.01)	0.12	0.11	—	—	—

Class R4
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	—	(0.84)	(0.84)
May 31, 2017 (f) through June 30, 2017	18.29	— (g)	0.11	0.11	—	—	—

Class R5
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.96	(0.03)	3.76	3.73	—	—	—

Class R6
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	—	(0.84)	(0.84)
Year Ended June 30, 2017	15.00	(0.01)	3.77	3.76	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$33.66	47.55%	$3,013,691	1.13%	(0.54)%	1.14%	43%
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31
17.95	24.48	1,550,092	1.24	(0.56)	1.32	34

27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47
18.86	9.06	793,489	1.64	(0.88)	1.75	40
19.16	25.60	740,817	1.66	(1.07)	1.76	31
15.99	23.86	605,999	1.74	(1.06)	1.82	34

35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40
22.36	26.56	1,753,505	0.92	(0.32)	1.00	31
18.40	24.75	1,691,899	1.00	(0.31)	1.04	34

33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47
21.67	9.36	88	1.39	(0.61)	2.24	40
21.68	22.39	43	1.41	(0.77)	1.59	31

33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47
21.79	9.63	448	1.14	(0.36)	1.40	40
21.74	26.20	266	1.15	(0.53)	1.28	31
17.96	0.62	20	1.25	(0.55)	1.25	34

35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
22.53	9.91	16,423	0.89	(0.12)	1.00	40
22.36	26.56	12,005	0.88	(0.16)	1.00	31
18.40	0.60	20	0.99	(0.29)	1.00	34

36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47
23.00	10.05	118,449	0.74	0.02	0.85	40
22.76	26.74	112,830	0.77	(0.18)	0.85	31
18.69	24.93	95,952	0.85	(0.17)	0.88	34

36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
23.15	10.18	4,527,544	0.64	0.12	0.75	40
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
18.76	25.07	3,153,928	0.74	(0.06)	0.75	34

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2021	$47.20	$(0.03)	$21.27	$21.24	$(0.08)	$(6.22)	$(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Year Ended June 30, 2018	48.53	— (d)	5.89	5.89	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.95	(0.02)	7.02	7.00	(0.05)	(1.37)	(1.42)

Class C
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Year Ended June 30, 2017	41.85	(0.25)	6.82	6.57	—	(1.37)	(1.37)

Class I
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Year Ended June 30, 2017	43.41	0.14	7.09	7.23	(0.14)	(1.37)	(1.51)

Class R2
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.75	(0.14)	6.98	6.84	(0.01)	(1.37)	(1.38)

Class R5
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
Year Ended June 30, 2017	43.43	0.18	7.11	7.29	(0.18)	(1.37)	(1.55)

Class R6
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)
Year Ended June 30, 2017	43.44	0.21	7.09	7.30	(0.19)	(1.37)	(1.56)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$62.14	47.31%	$595,304	1.14%	(0.05)%	1.26%	54%
47.20	2.20	405,857	1.14	0.28	1.26	49
50.52	9.92	451,118	1.13	0.37	1.26	34
51.57	12.37	402,897	1.17	0.01	1.25	31
48.53	16.61	378,055	1.24	(0.05)	1.37	38

58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49
48.32	9.37	24,071	1.63	(0.09)	1.76	34
49.66	11.83	27,666	1.67	(0.50)	1.76	31
47.05	16.01	30,596	1.74	(0.56)	1.92	38

63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49
51.35	10.20	301,071	0.88	0.65	1.00	34
52.32	12.68	326,026	0.89	0.26	1.00	31
49.13	17.01	778,378	0.89	0.30	1.08	38

61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49
49.96	9.63	524	1.38	0.10	1.57	34
51.08	12.09	443	1.43	(0.28)	1.57	31
48.21	16.30	600	1.49	(0.31)	1.69	38

63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49
51.37	10.37	6,073	0.73	0.81	0.86	34
52.35	12.83	6,499	0.75	0.47	0.85	31
49.17	17.14	1,804	0.79	0.40	0.87	38

63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
51.41	10.48	2,008,540	0.63	0.87	0.75	34
52.39	12.93	1,970,177	0.67	0.51	0.75	31
49.18	17.18	1,619,045	0.74	0.45	0.75	38

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2021	$36.43	$(0.36)	$15.58	$15.22	$—	$(5.45)	$(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	—	(2.15)	(2.15)
Year Ended June 30, 2018	27.99	(0.19)	5.18	4.99	—	(2.14)	(2.14)
Year Ended June 30, 2017	23.43	(0.14)	4.71	4.57	—	(0.01)	(0.01)

Class C
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	—	(2.15)	(2.15)
Year Ended June 30, 2018	22.64	(0.27)	4.14	3.87	—	(2.14)	(2.14)
Year Ended June 30, 2017	19.05	(0.22)	3.82	3.60	—	(0.01)	(0.01)

Class I
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.79	(0.10)	5.89	5.79	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.52	(0.07)	5.35	5.28	—	(0.01)	(0.01)

Class R2
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	—	(2.15)	(2.15)
Year Ended June 30, 2018	30.31	(0.28)	5.60	5.32	—	(2.14)	(2.14)
Year Ended June 30, 2017	25.41	(0.21)	5.12	4.91	—	(0.01)	(0.01)

Class R3
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.71	(0.19)	5.85	5.66	—	(2.14)	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.13)	4.79	4.66	—	(0.01)	(0.01)

Class R4
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.77	(0.12)	5.89	5.77	—	(2.14)	(2.14)
September 9, 2016 (f) through June 30, 2017	27.06	(0.06)	4.78	4.72	—	(0.01)	(0.01)

Class R5
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.09	(0.06)	5.96	5.90	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.74	(0.03)	5.39	5.36	—	(0.01)	(0.01)

Class R6
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.20	(0.04)	5.98	5.94	—	(2.14)	(2.14)
Year Ended June 30, 2017	26.82	(0.02)	5.41	5.39	—	(0.01)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$46.20	43.59%	$1,642,278	1.24%	(0.85)%	1.26%	42%
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54
30.84	18.39	934,982	1.23	(0.62)	1.30	56
27.99	19.52	915,226	1.23	(0.56)	1.36	41

32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63
25.34	14.78	83,558	1.73	(1.06)	1.75	54
24.37	17.76	82,939	1.73	(1.12)	1.76	56
22.64	18.92	90,640	1.73	(1.06)	1.85	41

55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54
35.44	18.72	1,140,704	0.92	(0.30)	1.00	56
31.79	19.92	1,050,151	0.92	(0.25)	1.08	41

51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63
35.91	15.10	44,453	1.48	(0.81)	1.55	54
33.49	18.06	38,486	1.48	(0.87)	1.57	56
30.31	19.34	35,242	1.42	(0.74)	1.69	41

54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63
38.01	15.38	30,023	1.23	(0.56)	1.25	54
35.23	18.34	26,638	1.23	(0.54)	1.26	56
31.71	17.24	152	1.23	(0.54)	1.42	41

55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63
38.30	15.66	9,343	0.98	(0.31)	1.00	54
35.40	18.66	14,320	0.98	(0.33)	1.01	56
31.77	17.46	129	0.98	(0.23)	1.10	41

57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63
38.90	15.89	457,513	0.78	(0.11)	0.85	54
35.85	18.89	313,336	0.78	(0.16)	0.85	56
32.09	20.06	247,068	0.78	(0.10)	0.89	41

57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
36.00	18.95	1,365,839	0.73	(0.11)	0.76	56
32.20	20.11	749,670	0.73	(0.06)	0.76	41

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2021	$31.12	$0.17	$15.09	$15.26	$(0.29)	$(2.40)	$(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Year Ended June 30, 2018	37.80	0.20	2.14	2.34	(0.18)	(0.72)	(0.90)
Year Ended June 30, 2017	35.41	0.17	4.60	4.77	(0.14)	(2.24)	(2.38)

Class C
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)	2.07	2.05	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)	4.44	4.42	—	(2.24)	(2.24)

Class I
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30	2.16	2.46	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27	4.66	4.93	(0.24)	(2.24)	(2.48)

Class L
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40	2.20	2.60	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36	4.71	5.07	(0.32)	(2.24)	(2.56)

Class R2
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10	2.05	2.15	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07	4.43	4.50	(0.07)	(2.24)	(2.31)

Class R3
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21	2.11	2.32	(0.30)	(0.72)	(1.02)
September 9, 2016 (f) through June 30, 2017	35.78	0.26	4.15	4.41	(0.28)	(2.24)	(2.52)

Class R4
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33	2.13	2.46	(0.34)	(0.72)	(1.06)
September 9, 2016 (f) through June 30, 2017	36.18	0.38	4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38	2.17	2.55	(0.35)	(0.72)	(1.07)
September 9, 2016 (f) through June 30, 2017	36.60	0.36	4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43	2.16	2.59	(0.37)	(0.72)	(1.09)
September 9, 2016 (f) through June 30, 2017	36.60	0.32	4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$43.69	51.06%	$1,608,828	1.22%	0.46%	1.23%	21%
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18
38.02	4.12	1,662,841	1.23	1.20	1.25	11
39.24	6.20	1,967,162	1.23	0.51	1.26	13
37.80	13.83	2,149,689	1.23	0.45	1.36	23

41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18
36.44	3.59	149,839	1.73	0.72	1.74	11
37.68	5.65	214,331	1.74	(0.06)	1.75	13
36.35	13.27	452,351	1.74	(0.06)	1.80	23

44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18
38.48	4.38	2,662,983	0.98	1.41	0.99	11
39.70	6.44	2,985,882	0.98	0.77	1.00	13
38.24	14.15	2,902,646	0.98	0.72	1.07	23

44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18
38.99	4.63	8,996,364	0.74	1.61	0.85	11
40.21	6.73	11,795,588	0.74	1.00	0.86	13
38.70	14.39	12,478,637	0.74	0.96	0.91	23

41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18
36.35	3.86	74,236	1.49	0.87	1.50	11
37.64	5.93	82,108	1.49	0.26	1.51	13
36.33	13.53	85,287	1.49	0.21	1.65	23

43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18
37.70	4.12	73,299	1.24	1.04	1.25	11
38.97	6.17	62,576	1.24	0.55	1.25	13
37.67	12.70	19,262	1.24	0.87	1.35	23

44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18
38.29	4.38	27,681	0.98	1.32	0.99	11
39.56	6.45	17,859	0.99	0.83	1.00	13
38.16	12.89	3,537	0.99	1.26	1.10	23

44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
38.93	4.52	95,243	0.83	1.50	0.84	11
40.15	6.61	84,457	0.84	0.96	0.85	13
38.67	13.06	30,334	0.84	1.18	1.02	23

44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
38.97	4.63	3,272,999	0.73	1.52	0.74	11
40.19	6.71	1,073,888	0.74	1.08	0.75	13
38.69	13.13	281,269	0.74	1.05	0.75	23

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2021	$29.53	$0.34		$14.04	$14.38	$(0.48)	$(0.53)	$(1.01)
Year Ended June 30, 2020	35.46	0.49		(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2019	35.38	0.55		1.68	2.23	(0.46)	(1.69)	(2.15)
Year Ended June 30, 2018	33.40	0.35	(f)	2.26	2.61	(0.28)	(0.35)	(0.63)
Year Ended June 30, 2017	28.66	0.27		4.77	5.04	(0.30)	—	(0.30)

Class C
Year Ended June 30, 2021	29.38	0.16		13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32		(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38		1.68	2.06	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18	(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11		4.74	4.85	(0.17)	—	(0.17)

Class I
Year Ended June 30, 2021	29.71	0.43		14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57		(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62		1.70	2.32	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44	(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35		4.80	5.15	(0.39)	—	(0.39)

Class L
Year Ended June 30, 2021	29.73	0.49		14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63		(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72		1.64	2.36	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50	(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41		4.82	5.23	(0.46)	—	(0.46)

Class R2
Year Ended June 30, 2021	29.31	0.26		13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40		(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48		1.65	2.13	(0.42)	(1.69)	(2.11)
July 31, 2017 (g) through June 30, 2018	34.04	0.25	(f)	1.64	1.89	(0.36)	(0.35)	(0.71)

Class R3
Year Ended June 30, 2021	29.21	0.33		13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48		(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49		1.71	2.20	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35	(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
September 9, 2016 (g) through June 30, 2017	29.33	0.29		4.06	4.35	(0.44)	—	(0.44)

Class R4
Year Ended June 30, 2021	29.56	0.42		14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57		(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62		1.69	2.31	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51	(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
September 9, 2016 (g) through June 30, 2017	29.56	0.27		4.18	4.45	(0.46)	—	(0.46)

Class R5
Year Ended June 30, 2021	29.67	0.49		14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63		(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65		1.71	2.36	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50	(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
September 9, 2016 (g) through June 30, 2017	29.57	0.30		4.20	4.50	(0.48)	—	(0.48)

Class R6
Year Ended June 30, 2021	29.71	0.52		14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66		(5.06)	(4.40)	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71		1.70	2.41	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54	(f)	2.26	2.80	(0.46)	(0.35)	(0.81)
September 9, 2016 (g) through June 30, 2017	29.57	0.36		4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$42.90	49.47%	$1,050,569	1.13%	0.94%		1.14%	34%
29.53	(13.60)	736,715	1.14	1.45		1.16	29
35.46	7.00	1,231,325	1.14	1.59		1.25	15
35.38	7.81	1,346,080	1.17	1.01	(f)	1.25	23
33.40	17.60	1,432,370	1.24	0.85		1.36	24

42.73	48.75	349,246	1.63	0.45		1.64	34
29.38	(14.04)	332,229	1.64	0.94		1.66	29
35.29	6.45	522,878	1.64	1.08		1.75	15
35.20	7.27	591,602	1.67	0.51	(f)	1.75	23
33.20	17.02	746,521	1.74	0.34		1.81	24

43.15	49.86	2,326,829	0.88	1.20		0.89	34
29.71	(13.39)	2,047,640	0.89	1.70		0.90	29
35.67	7.28	2,445,747	0.89	1.76		0.99	15
35.60	8.07	2,296,056	0.92	1.26	(f)	1.00	23
33.62	17.89	2,165,577	0.99	1.09		1.04	24

43.20	50.10	1,855,713	0.73	1.35		0.74	34
29.73	(13.26)	1,593,954	0.74	1.85		0.75	29
35.69	7.41	2,569,596	0.74	2.04		0.84	15
35.62	8.29	3,255,993	0.74	1.42	(f)	0.85	23
33.63	18.17	3,643,327	0.75	1.32		0.87	24

42.46	49.10	194	1.38	0.73		1.54	34
29.31	(13.82)	182	1.39	1.27		1.55	29
35.24	6.72	69	1.39	1.40		2.14	15
35.22	5.54	38	1.41	0.78	(f)	1.61	23

42.36	49.46	3,020	1.13	0.92		1.17	34
29.21	(13.60)	1,519	1.14	1.43		1.18	29
35.08	7.00	2,241	1.14	1.44		1.26	15
35.11	7.82	1,132	1.15	1.01	(f)	1.28	23
33.24	14.87	385	1.24	1.09		1.36	24

42.92	49.86	1,724	0.88	1.26		0.89	34
29.56	(13.40)	32,555	0.88	1.74		0.90	29
35.52	7.27	20,538	0.89	1.79		0.99	15
35.47	8.07	17,231	0.89	1.43	(f)	1.00	23
33.55	15.10	34	1.00	1.05		1.08	24

43.12	50.12	1,365	0.73	1.41		0.74	34
29.67	(13.25)	5,529	0.74	1.85		0.75	29
35.62	7.41	8,018	0.74	1.85		0.84	15
35.57	8.25	6,114	0.76	1.41	(f)	0.88	23
33.59	15.27	422	0.83	1.14		0.89	24

43.16	50.23	5,562,656	0.63	1.44		0.64	34
29.71	(13.18)	3,949,596	0.64	1.96		0.65	29
35.67	7.57	4,025,348	0.64	2.02		0.74	15
35.60	8.31	3,869,991	0.67	1.52	(f)	0.75	23
33.61	15.35	3,069,390	0.74	1.39		0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021

(Dollar values in thousands)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.

The following are 5 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.

The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.

The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.

The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.

Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,004,815	$—	$—	$15,004,815

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,879,835	$—	$—	$2,879,835

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Growth Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,331,669	$—	$—	$9,331,669

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,147,595	$—	$—	$17,147,595

(a)	Please refer to the SOI for specifics of portfolio holdings.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (continued)

(Dollar values in thousands)

Value Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,128,264	$—	$—	$11,128,264

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2021.

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$151,682	(149,952)**	$1,730
Mid Cap Equity Fund	58,238	(58,238)	—
Mid Cap Growth Fund	258,405	(258,405)	—
Mid Cap Value Fund	21,845	(21,845)	—
Value Advantage Fund	45,570	(45,570)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to June 30, 2021, additional collateral was received.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.12% to 0.06%. For the year ended June 30, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

Growth Advantage Fund	$19
Mid Cap Equity Fund	2
Mid Cap Growth Fund	17
Mid Cap Value Fund	7
Value Advantage Fund	7

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Growth Advantage Fund

For the year ended June 30, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2021	Shares at June 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$105,416	$4,419,023	$4,364,840	$(64)	$(25)	$159,510	159,430	$245		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	302,529	2,066,000	2,235,244	(75)*	(9)	133,201	133,201	420	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	31,490	1,031,923	1,046,662	—	—	16,751	16,751	13	*	—

Total	$439,435	$7,516,946	$7,646,746	$(139)	$(34)	$309,462		$678		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (continued)

(Dollar values in thousands)

Mid Cap Equity Fund

For the year ended June 30, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2021	Shares at June 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$40,612	$830,766	$806,897	$(14)	$(2)	$64,465	64,433	$58		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	—	323,000	270,000	(7)*	(3)	52,990	52,990	42	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	—	143,549	136,620	—	—	6,929	6,929	2	*	—

Total	$40,612	$1,297,315	$1,213,517	$(21)	$(5)	$124,384		$102		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund

For the year ended June 30, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2021	Shares at June 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$51,560	$1,518,917	$1,380,301	$(20)	$(12)	$190,144	190,049	$169		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	211,088	1,697,000	1,668,999	(81)*	(16)	238,992	238,992	447	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	24,377	573,278	570,890	—	—	26,765	26,765	13	*	—

Total	$287,025	$3,789,195	$3,620,190	$(101)	$(28)	$455,901		$629		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

Mid Cap Value Fund

For the year ended June 30, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2021	Shares at June 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$170,302	$3,085,766	$2,921,769	$66		$(170)	$334,195	334,028	$368		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	168,074	604,000	753,500	(38	)*	(1)	18,535	18,536	163	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	23,472	280,045	299,851	—		—	3,666	3,666	5	*	—

	$361,848	$3,969,811	$3,975,120	$28		$(171)	$356,396		$536		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund

For the year ended June 30, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2021	Shares at June 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$193,827	$5,039,507	$4,873,138	$(105)	$4	$360,095	359,916	$322		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	139,126	690,985	789,000	(34)*	(3)	41,074	41,074	202	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	15,136	290,778	299,946	—	—	5,968	5,968	7	*	—

Total	$348,089	$6,021,270	$5,962,084	$(139)	$1	$407,137		$531		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (continued)

(Dollar values in thousands)

E. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2021 are as follows:

	Class A	Class C	Class I	Class L	Class R2		Class R3	Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$124	$57	$70	n/a	$1		$1	$—	(a)	$3		$70	$326
Mid Cap Equity Fund
Transfer agency fees	29	1	21	n/a	1		n/a	n/a		—	(a)	13	65
Mid Cap Growth Fund
Transfer agency fees	293	7	40	n/a	22		3	1		7		82	455
Mid Cap Value Fund
Transfer agency fees	88	4	38	$18	7		2	1		1		74	233
Value Advantage Fund
Transfer agency fees	70	32	45	29	—	(a)	1	—	(a)	—	(a)	37	214

(a)	Amount rounds to less than one thousand.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of June 30, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$202,249	$34,392	$(236,641)
Mid Cap Equity Fund	2,483	(1,295)	(1,188)
Mid Cap Growth Fund	—	29,519	(29,519)
Mid Cap Value Fund	—	(11,446)	11,446
Value Advantage Fund	—	(7,008)	7,008

The reclassifications for the Funds relate primarily to net operating losses, non-taxable dividends and tax equalization.

H. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended June 30, 2021, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2021, JPMDS retained the following:

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$596	$1
Mid Cap Equity Fund	107	1
Mid Cap Growth Fund	180	—	(a)
Mid Cap Value Fund	64	—
Value Advantage Fund	142	—	(a)

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (continued)

(Dollar values in thousands)

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.14%	1.64%	0.89%	n/a	1.39%	1.14%	n/a	n/a	n/a
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74%	0.64%
Mid Cap Growth Fund	1.24	n/a	0.93	n/a	1.49	n/a	0.99%	0.79	0.74
Mid Cap Value Fund	1.24	1.75	0.99	0.75%	1.50	1.25	1.00	0.85	0.73
Value Advantage Fund	1.14	1.64	0.89	0.75	1.39	1.14	0.89	0.74	0.64

The expense limitation agreements were in effect for the year ended June 30, 2021 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2021.

For the year ended June 30, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$—	$—	$21	$21	$—	(a)
Mid Cap Equity Fund	1,468	979	40	2,487	1
Mid Cap Growth Fund	148	97	1,638	1,883	65
Mid Cap Value Fund	904	594	4,874	6,372	39
Value Advantage Fund	55	36	97	188	27

(a)	Amount rounds to less than one thousand.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2021 were as follows:

Growth Advantage Fund	$194
Mid Cap Equity Fund	49
Mid Cap Growth Fund	135
Mid Cap Value Fund	295
Value Advantage Fund	251

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended June 30, 2021, Growth Advantage Fund, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended June 30, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$5,664,969	$6,793,527
Mid Cap Equity Fund	1,513,567	1,141,472
Mid Cap Growth Fund	3,891,283	3,031,971
Mid Cap Value Fund	3,121,834	4,865,259
Value Advantage Fund	3,185,060	4,629,186

During the year ended June 30, 2021, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$7,740,972	$7,362,987	$99,144	$7,263,843
Mid Cap Equity Fund	1,876,346	1,011,246	7,757	1,003,489
Mid Cap Growth Fund	6,140,513	3,274,487	83,331	3,191,156
Mid Cap Value Fund	9,973,135	7,225,530	51,070	7,174,460
Value Advantage Fund	7,162,655	3,980,011	14,402	3,965,609

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals, investments in passive foreign investment companies (“PFICs”) and non-taxable dividends.

The tax character of distributions paid during the year ended June 30, 2021 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$173,658	$1,159,877	$1,333,535
Mid Cap Equity Fund	34,787	182,224	217,011
Mid Cap Growth Fund	98,717	670,719	769,436
Mid Cap Value Fund	166,699	903,443	1,070,142
Value Advantage Fund	156,787	134,979	291,766

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (continued)

(Dollar values in thousands)

The tax character of distributions paid during the year ended June 30, 2020 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$835,282	$835,282
Mid Cap Equity Fund	18,575	205,540	224,115
Mid Cap Growth Fund	—	345,443	345,443
Mid Cap Value Fund	207,560	647,712	855,272
Value Advantage Fund	180,428	287,467	467,895

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of June 30, 2021, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$416,691	$1,517,775	$7,263,843
Mid Cap Equity Fund	34,680	143,942	1,003,489
Mid Cap Growth Fund	160,207	554,291	3,191,156
Mid Cap Value Fund	157,708	1,510,292	7,174,460
Value Advantage Fund	226,518	743,807	3,965,609

The cumulative timing differences primarily consist of investments in PFICs, wash sale loss deferrals, non-taxable dividends and late year ordinary loss deferrals.

As of June 30, 2021, the Funds did not have any net capital loss carryforwards.

Late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2021, the following Funds deferred to July 1, 2021 late year ordinary losses of:

Late Year Ordinary Loss Deferral
Growth Advantage Fund	$19,685
Mid Cap Growth Fund	21,652

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the year ended June 30, 2021.

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2021.

The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25% (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the year ended June 30, 2021.

7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of June 30, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	14.1%	1	23.8%
Mid Cap Equity Fund	—	—	2	66.5
Mid Cap Growth Fund	1	10.9	2	28.3
Mid Cap Value Fund	—	—	2	35.2
Value Advantage Fund	—	—	2	23.3

As of June 30, 2021, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

JPMorgan SmartRetirement Funds
Growth Advantage Fund	10.7%
Value Advantage Fund	26.5

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2021 (continued)

(Dollar values in thousands)

negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Redemption in-kind

On October 11, 2019, certain shareholders sold Class R6 Shares of Mid Cap Equity Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below:

	Value		Realized Gains (Losses)	Type
Mid Cap Equity Fund	$1,200,715	*	$234,072	Redemption in-kind

*	This amount includes cash of $42,541 associated with the redemption in-kind.

9. Subsequent Event

Effective November 1, 2021, the contractual expense limitation for the following funds will decrease to the percentages shown in the table below, and will be in place until at least October 31, 2022.

	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Growth Fund	1.14	1.64	0.89	1.45	1.20	0.95	n/a	0.70
Mid Cap Value Fund	1.14	1.64	0.89	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	1.30	1.05	0.80	0.65	0.55

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Value Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Value Advantage Fund and JPMorgan Mid Cap Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I) and JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the “Funds”) as of June 30, 2021, the related statements of operations for the year ended June 30, 2021, the statements of changes in net assets for each of the two years in the period ended June 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

August 24, 2021

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	127	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).

Stephen P. Fisher (1959); Trustee of Trusts since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	127	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Kathleen M. Gallagher (1958); Trustee of the Trusts since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	127	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (financial services and insurance) (2017-present); Advisory Board Member, State Street Global Advisors Global Fiduciary Solutions (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017. (3)	Retired; Partner, Deloitte LLP (accounting firm) (serving in various roles 1984-2012).	127	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	127	None

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	127	Advisory Board Member, Penso Advisors LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Fiduciary Solutions Board (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	127	None

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President, Administration and Planning, Northwestern University (1985-present).	127	None

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	127	Trustee and Vice Chair, Trout Unlimited (2017-present); Trustee, American Museum of Fly Fishing (2013-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-2021).

Marian U. Pardo*** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	127	President and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Boards of Trustees serve currently includes ten registered investment companies (127 funds).

(3)	Mr. Harrington retired from the Board of Trustees effective July 31, 2021.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

TRUSTEES

(Unaudited) (continued)

*

Two family members of Mr. Harrington are employed as a partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Boards that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Boards have concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**

A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary since 2010)**	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. since February 2020, formerly Vice President, J.P. Morgan Investment Management Inc. from August 2006 to January 2020.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. since September 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2021, and continued to hold your shares at the end of the reporting period, June 30, 2021.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$1,115.70	$5.93	1.13%
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class C
Actual	1,000.00	1,112.80	8.54	1.63
Hypothetical	1,000.00	1,016.71	8.15	1.63
Class I
Actual	1,000.00	1,117.10	4.62	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R2
Actual	1,000.00	1,114.30	7.29	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R3
Actual	1,000.00	1,115.90	5.98	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class R4
Actual	1,000.00	1,117.10	4.62	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R5
Actual	1,000.00	1,117.70	3.83	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R6
Actual	1,000.00	1,118.50	3.31	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$1,146.50	$6.07	1.14%
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class C
Actual	1,000.00	1,143.80	8.72	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64
Class I
Actual	1,000.00	1,147.80	4.74	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R2
Actual	1,000.00	1,145.10	7.39	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R5
Actual	1,000.00	1,148.90	3.94	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R6
Actual	1,000.00	1,149.30	3.41	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	1,084.30	6.41	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class C
Actual	1,000.00	1,081.40	8.98	1.74
Hypothetical	1,000.00	1,016.17	8.70	1.74
Class I
Actual	1,000.00	1,086.00	4.81	0.93
Hypothetical	1,000.00	1,020.18	4.66	0.93
Class R2
Actual	1,000.00	1,082.90	7.70	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49
Class R3
Actual	1,000.00	1,084.30	6.41	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class R4
Actual	1,000.00	1,085.70	5.12	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class R5
Actual	1,000.00	1,086.50	4.09	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class R6
Actual	1,000.00	1,087.10	3.83	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund
Class A
Actual	$1,000.00	$1,214.60	$6.70	1.22%
Hypothetical	1,000.00	1,018.74	6.11	1.22
Class C
Actual	1,000.00	1,211.40	9.38	1.71
Hypothetical	1,000.00	1,016.31	8.55	1.71
Class I
Actual	1,000.00	1,216.00	5.27	0.96
Hypothetical	1,000.00	1,020.03	4.81	0.96
Class L
Actual	1,000.00	1,217.60	4.12	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class R2
Actual	1,000.00	1,213.20	8.07	1.47
Hypothetical	1,000.00	1,017.50	7.35	1.47
Class R3
Actual	1,000.00	1,214.90	6.65	1.21
Hypothetical	1,000.00	1,018.79	6.06	1.21
Class R4
Actual	1,000.00	1,216.40	5.28	0.96
Hypothetical	1,000.00	1,020.03	4.81	0.96
Class R5
Actual	1,000.00	1,217.10	4.45	0.81
Hypothetical	1,000.00	1,020.78	4.06	0.81
Class R6
Actual	1,000.00	1,217.80	3.90	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71

JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	1,212.90	6.20	1.13
Hypothetical	1,000.00	1,019.19	5.66	1.13
Class C
Actual	1,000.00	1,209.80	8.93	1.63
Hypothetical	1,000.00	1,016.71	8.15	1.63
Class I
Actual	1,000.00	1,214.50	4.83	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class L
Actual	1,000.00	1,215.20	4.01	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R2
Actual	1,000.00	1,211.10	7.57	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class R3
Actual	1,000.00	1,212.70	6.25	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class R4
Actual	1,000.00	1,214.10	4.89	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R5
Actual	1,000.00	1,215.30	4.01	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R6
Actual	1,000.00	1,215.80	3.46	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”) established for a J.P. Morgan Fund and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2021, the Board of Trustees reviewed the Program Administrator’s annual report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule); (4) whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; (6) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including during the COVID-19 pandemic; and (7) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily liquidity classifications of each Fund’s investments; and (2) perform additional stress testing. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

JUNE 30, 2021	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	77

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2021. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2021. The information necessary to complete your income tax returns for the calendar year ending December 31, 2021 will be provided under separate cover.

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2021:

Dividends Received Deduction
JPMorgan Growth Advantage Fund	41.77%
JPMorgan Mid Cap Equity Fund	57.41
JPMorgan Mid Cap Growth Fund	23.86
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	100.00

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2021:

Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$1,318,561
JPMorgan Mid Cap Equity Fund	184,140
JPMorgan Mid Cap Growth Fund	670,719
JPMorgan Mid Cap Value Fund	903,443
JPMorgan Value Advantage Fund	134,979

Qualified Dividend Income (QDI)

Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2021:

Qualified Dividend Income
JPMorgan Growth Advantage Fund	$75,026
JPMorgan Mid Cap Equity Fund	20,127
JPMorgan Mid Cap Growth Fund	24,984
JPMorgan Mid Cap Value Fund	166,699
JPMorgan Value Advantage Fund	156,787

78	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2021

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. June 2021.	AN-MC-621

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Dennis P. Harrington. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

On April 1, 2021, Kathleen M. Gallagher replaced Dennis P. Harrington as the audit committee financial expert. Ms. Gallagher is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2021 – $33,448

2020 – $35,209

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2021 – $5,495

2020 – $5,940

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2021 – $10,539

2020 – $11,864

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2021 and 2020, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2021 – Not applicable

2020 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2021 – 0.0%

2020 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2020—$30.0 million

2019—$24.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section  406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 1, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 1, 2021